UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2006

This report on Form N-Q relates solely to the Registrant's Fidelity Focused High Income Fund, Fidelity High Income Fund, Fidelity Short-Term Bond Fund, and Spartan Government Income Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Focused High Income Fund

July 31, 2006

1.819942.101

FFH-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 90.2%
	Principal Amount	Value
Convertible Bonds - 0.2%
Technology - 0.2%
Flextronics International Ltd. 1% 8/1/10	$ 90,000	$ 87,075
Nonconvertible Bonds - 90.0%
Aerospace - 3.0%
Bombardier, Inc.:
6.75% 5/1/12 (b)	160,000	148,000
7.45% 5/1/34 (b)	320,000	268,800
L-3 Communications Corp.:
5.875% 1/15/15	430,000	400,975
6.375% 10/15/15	140,000	133,350
7.625% 6/15/12	205,000	207,563
Orbital Sciences Corp. 9% 7/15/11	120,000	125,100
		1,283,788
Air Transportation - 2.0%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	445,000	434,988
6.977% 11/23/22	29,674	28,339
7.324% 4/15/11	80,000	77,800
8.608% 10/1/12	20,000	20,500
Continental Airlines, Inc.:
7.875% 7/2/18	64,590	62,975
9.558% 9/1/19	46,247	47,866
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	25,392	24,758
7.73% 9/15/12	13,167	12,640
9.798% 4/1/21	135,922	142,039
		851,905
Automotive - 7.8%
American Axle & Manufacturing, Inc. 5.25% 2/11/14	45,000	37,013
Ford Motor Credit Co.:
7% 10/1/13	445,000	391,600
7.25% 10/25/11	150,000	136,233
8.1488% 11/2/07 (c)	165,000	165,210
9.9569% 4/15/12 (c)	120,000	123,300
10.4863% 6/15/11 (b)(c)	724,000	740,290
General Motors Acceptance Corp.:
5.125% 5/9/08	270,000	260,169
5.625% 5/15/09	170,000	162,532
6.125% 2/1/07	70,000	69,606
6.3981% 1/16/07 (c)	240,000	239,529
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
General Motors Acceptance Corp.: - continued
6.75% 12/1/14	$ 150,000	$ 141,000
6.875% 9/15/11	195,000	188,175
8% 11/1/31	660,000	646,800
		3,301,457
Banks and Thrifts - 1.2%
Western Financial Bank 9.625% 5/15/12	470,000	518,175
Building Materials - 1.1%
Anixter International, Inc. 5.95% 3/1/15	530,000	480,763
Cable TV - 3.2%
EchoStar DBS Corp.:
5.75% 10/1/08	1,125,000	1,110,926
7.125% 2/1/16 (b)	240,000	235,800
		1,346,726
Capital Goods - 2.2%
Case New Holland, Inc. 7.125% 3/1/14	345,000	336,375
Leucadia National Corp. 7% 8/15/13	605,000	594,413
		930,788
Chemicals - 2.8%
Chemtura Corp. 6.875% 6/1/16	90,000	86,850
Equistar Chemicals LP 7.55% 2/15/26	15,000	13,650
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	140,000	144,200
10.125% 9/1/08	70,000	73,850
Millennium America, Inc.:
7.625% 11/15/26	80,000	67,200
9.25% 6/15/08	100,000	101,750
NOVA Chemicals Corp.:
7.4% 4/1/09	635,000	631,825
8.405% 11/15/13 (c)	90,000	90,450
		1,209,775
Containers - 0.7%
Ball Corp. 6.625% 3/15/18	300,000	283,500
Diversified Financial Services - 1.0%
E*TRADE Financial Corp.:
7.375% 9/15/13	95,000	95,238
7.875% 12/1/15	90,000	92,925
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
E*TRADE Financial Corp.: - continued
8% 6/15/11	$ 50,000	$ 51,375
Residential Capital Corp. 7.3369% 4/17/09 (b)(c)	175,000	175,000
		414,538
Electric Utilities - 7.0%
AES Gener SA 7.5% 3/25/14	845,000	857,675
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	750,000	750,000
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	375,000	386,250
Nevada Power Co.:
5.95% 3/15/16 (b)	50,000	47,750
6.65% 4/1/36 (b)	130,000	125,871
Sierra Pacific Power Co. 6% 5/15/16 (b)	280,000	267,400
TXU Corp. 6.5% 11/15/24	620,000	562,030
		2,996,976
Energy - 7.4%
ANR Pipeline, Inc. 9.625% 11/1/21	90,000	107,100
Chesapeake Energy Corp.:
6.5% 8/15/17	580,000	538,675
6.625% 1/15/16	15,000	14,250
6.875% 1/15/16	255,000	244,800
7.5% 6/15/14	200,000	201,000
7.625% 7/15/13	150,000	152,250
7.75% 1/15/15	590,000	593,688
Colorado Interstate Gas Co. 6.8% 11/15/15	90,000	87,300
Newfield Exploration Co.:
6.625% 9/1/14	110,000	106,425
6.625% 4/15/16	90,000	87,075
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.25% 9/15/15	100,000	95,500
Pogo Producing Co. 6.875% 10/1/17	150,000	141,188
SESI LLC 6.875% 6/1/14 (b)	110,000	106,975
Southern Natural Gas Co. 7.35% 2/15/31	90,000	88,313
Tennessee Gas Pipeline Co. 7.5% 4/1/17	90,000	91,368
Tesoro Corp.:
6.25% 11/1/12 (b)	115,000	110,113
6.625% 11/1/15 (b)	205,000	196,288
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Williams Companies, Inc. 6.375% 10/1/10 (b)	$ 40,000	$ 39,050
Williams Partners LP/Williams Partners Finance Corp. 7.5% 6/15/11 (b)	160,000	161,200
		3,162,558
Environmental - 0.8%
Allied Waste North America, Inc.:
5.75% 2/15/11	185,000	174,825
8.5% 12/1/08	115,000	119,025
Browning-Ferris Industries, Inc. 7.4% 9/15/35	70,000	61,250
		355,100
Food and Drug Retail - 0.5%
Albertsons, Inc.:
7.45% 8/1/29	120,000	104,026
7.75% 6/15/26	70,000	62,713
8% 5/1/31	55,000	50,020
		216,759
Food/Beverage/Tobacco - 1.8%
Reynolds American, Inc.:
6.5% 7/15/10 (b)	170,000	168,513
7.25% 6/1/13 (b)	110,000	110,858
7.3% 7/15/15 (b)	490,000	490,000
		769,371
Gaming - 8.1%
Chukchansi Economic Development Authority:
8% 11/15/13 (b)	70,000	70,088
8.78% 11/15/12 (b)(c)	40,000	40,700
Mandalay Resort Group:
9.375% 2/15/10	321,000	339,859
10.25% 8/1/07	100,000	103,625
MGM MIRAGE:
6% 10/1/09	1,030,000	999,100
6.625% 7/15/15	160,000	150,000
6.75% 9/1/12	170,000	164,688
6.75% 4/1/13 (b)	90,000	86,850
6.875% 4/1/16 (b)	90,000	85,275
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	65,000	61,750
6.375% 7/15/09	760,000	746,700
7.125% 8/15/14	40,000	39,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Mohegan Tribal Gaming Authority: - continued
8% 4/1/12	$ 30,000	$ 30,975
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	130,000	126,750
7.25% 5/1/12	30,000	29,250
Station Casinos, Inc.:
6.625% 3/15/18	90,000	80,100
6.875% 3/1/16	300,000	277,125
		3,431,885
Healthcare - 3.7%
Mylan Laboratories, Inc. 6.375% 8/15/15	55,000	53,075
Omega Healthcare Investors, Inc.:
7% 4/1/14	300,000	288,750
7% 1/15/16	135,000	128,588
Senior Housing Properties Trust 8.625% 1/15/12	360,000	378,000
Service Corp. International (SCI):
6.75% 4/1/16	155,000	143,763
8% 6/15/17 (b)(c)	95,000	88,825
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16	325,000	311,188
6.625% 10/15/14	180,000	175,500
		1,567,689
Homebuilding/Real Estate - 4.9%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	615,000	601,163
8.125% 6/1/12	550,000	558,250
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	25,000	23,063
6.25% 1/15/15	20,000	17,400
6.25% 1/15/16	15,000	12,975
6.375% 12/15/14	15,000	13,256
KB Home 7.75% 2/1/10	530,000	526,025
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)	130,000	127,774
Technical Olympic USA, Inc. 7.5% 1/15/15	15,000	11,625
WCI Communities, Inc.:
6.625% 3/15/15	130,000	104,650
7.875% 10/1/13	80,000	69,000
		2,065,181
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Hotels - 2.3%
Grupo Posadas SA de CV 8.75% 10/4/11 (b)	$ 455,000	$ 466,375
Host Marriott LP:
6.75% 6/1/16 (b)	90,000	86,400
7.125% 11/1/13	420,000	420,525
		973,300
Insurance - 1.4%
UnumProvident Corp. 7.375% 6/15/32	495,000	482,407
UnumProvident Finance Co. PLC 6.85% 11/15/15 (b)	110,000	107,800
		590,207
Leisure - 0.7%
Royal Caribbean Cruises Ltd.:
7% 6/15/13	155,000	154,790
yankee 7.5% 10/15/27	150,000	144,219
		299,009
Metals/Mining - 3.7%
Arch Western Finance LLC 6.75% 7/1/13	535,000	510,925
Drummond Co., Inc. 7.375% 2/15/16 (b)	270,000	253,125
Massey Energy Co. 6.875% 12/15/13	265,000	241,150
Vedanta Resources PLC 6.625% 2/22/10 (b)	600,000	575,250
		1,580,450
Paper - 1.4%
Catalyst Paper Corp. 8.625% 6/15/11	313,000	304,393
Georgia-Pacific Corp.:
8% 1/15/24	65,000	61,588
8.125% 5/15/11	80,000	79,300
8.875% 5/15/31	135,000	135,000
		580,281
Publishing/Printing - 1.5%
The Reader's Digest Association, Inc. 6.5% 3/1/11	675,000	651,375
Services - 1.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.576% 5/15/14 (b)(c)	30,000	29,850
7.625% 5/15/14 (b)	50,000	48,875
7.75% 5/15/16 (b)	50,000	48,750
Corrections Corp. of America:
6.25% 3/15/13	65,000	61,750
6.75% 1/31/14	60,000	57,975
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
Corrections Corp. of America: - continued
7.5% 5/1/11	$ 60,000	$ 60,750
FTI Consulting, Inc. 7.625% 6/15/13	270,000	270,675
		578,625
Shipping - 2.5%
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	610,000	577,975
8.25% 3/15/13	50,000	51,625
Teekay Shipping Corp. 8.875% 7/15/11	425,000	444,125
		1,073,725
Steels - 0.1%
Allegheny Technologies, Inc. 8.375% 12/15/11	40,000	42,000
Super Retail - 1.2%
AutoNation, Inc. 7.5069% 4/15/13 (b)(c)	40,000	40,300
GSC Holdings Corp./Gamestop, Inc.:
8% 10/1/12	395,000	398,950
9.3831% 10/1/11 (c)	65,000	67,438
		506,688
Technology - 9.1%
Freescale Semiconductor, Inc.:
6.875% 7/15/11	1,070,000	1,075,350
7.125% 7/15/14	195,000	197,925
IKON Office Solutions, Inc. 7.75% 9/15/15	385,000	378,263
Lucent Technologies, Inc.:
6.45% 3/15/29	60,000	51,150
6.5% 1/15/28	55,000	46,200
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.5794% 12/15/11 (c)	250,000	211,250
STATS ChipPAC Ltd. 7.5% 7/19/10	655,000	636,988
Xerox Capital Trust I 8% 2/1/27	880,000	884,400
Xerox Corp.:
6.4% 3/15/16	170,000	162,350
6.875% 8/15/11	85,000	85,425
7.625% 6/15/13	125,000	126,250
9.75% 1/15/09	15,000	16,106
		3,871,657
Telecommunications - 5.5%
American Tower Corp. 7.125% 10/15/12	195,000	196,463
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (b)	$ 400,000	$ 392,000
Mobile Telesystems Finance SA 8% 1/28/12 (b)	230,000	230,874
Qwest Corp.:
8.5794% 6/15/13 (c)	260,000	278,200
8.875% 3/15/12	50,000	53,875
Rogers Communications, Inc.:
7.25% 12/15/12	400,000	406,000
9.625% 5/1/11	275,000	303,875
U.S. West Communications:
6.875% 9/15/33	60,000	53,100
7.5% 6/15/23	190,000	182,400
Windstream Corp.:
8.125% 8/1/13 (b)	110,000	114,125
8.625% 8/1/16 (b)	110,000	114,400
		2,325,312
TOTAL NONCONVERTIBLE BONDS		38,259,563
TOTAL CORPORATE BONDS (Cost $39,426,131)		38,346,638
Floating Rate Loans - 3.7%

Cable TV - 0.5%
CSC Holdings, Inc. Tranche B, term loan 7.0345% 3/29/13 (c)	209,475	208,428
Electric Utilities - 0.2%
NRG Energy, Inc. term loan 7.2306% 2/1/13 (c)	85,649	85,970
Energy - 0.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 7.9% 7/8/11 (c)	8,000	8,000
Tranche B1, term loan 7.6875% 7/8/12 (c)	11,880	11,880
		19,880
Gaming - 0.5%
Venetian Macau Ltd. Tranche B, term loan:
5/26/12 (d)	63,333	63,017
8.2% 5/26/13 (c)	126,667	126,033
		189,050
Floating Rate Loans - continued
	Principal Amount	Value
Paper - 0.6%
Georgia-Pacific Corp. Tranche B1, term loan 7.3459% 12/23/12 (c)	$ 268,650	$ 268,314
Technology - 1.0%
Affiliated Computer Services, Inc. Tranche B2, term loan 7.3338% 3/20/13 (c)	120,000	120,075
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 6.5994% 3/9/11 (c)	251,812	250,868
Tranche B, term loan 7.0994% 3/9/13 (c)	69,200	69,287
		440,230
Telecommunications - 0.8%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (c)	350,000	350,000
TOTAL FLOATING RATE LOANS (Cost $1,567,618)		1,561,872
Money Market Funds - 7.8%
	Shares
Fidelity Cash Central Fund, 5.3% (a) (Cost $3,331,122)	3,331,122	3,331,122
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $44,324,871)		43,239,632
NET OTHER ASSETS - (1.7)%		(710,255)
NET ASSETS - 100%		$ 42,529,377
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,399,544 or 15.0% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $63,333 and $63,017, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 32,672
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $44,297,798. Net unrealized depreciation aggregated $1,058,166, of which $196,892 related to appreciated investment securities and $1,255,058 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricingmay differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income Fund

July 31, 2006

1.804875.102

SPH-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 81.8%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.1%
Air Transportation - 0.1%
UAL Corp. 4.5% 6/30/21 (e)	$ 2,660	$ 2,602
Nonconvertible Bonds - 81.7%
Aerospace - 0.6%
L-3 Communications Corp.:
5.875% 1/15/15	6,775	6,318
6.125% 1/15/14	8,790	8,372
6.375% 10/15/15	10,680	10,173
		24,863
Air Transportation - 1.5%
American Airlines, Inc. pass thru trust certificates:
10.18% 1/2/13	4,239	4,112
10.32% 7/30/14 (e)	3,994	3,635
AMR Corp.:
9.17% 1/30/12	860	774
10.13% 6/15/11	860	774
10.45% 11/15/11	2,595	2,336
Continental Airlines, Inc. pass thru trust certificates:
6.9% 7/2/18	1,750	1,662
7.568% 12/1/06	4,005	4,005
8.312% 10/2/12	1,538	1,484
Delta Air Lines, Inc.:
7.9% 12/15/09 (c)	14,295	3,788
8.3% 12/15/29 (c)	4,760	1,279
9.5% 11/18/08 (c)(e)	28,512	31,363
Northwest Airlines, Inc. pass thru trust certificates 7.626% 4/1/10	3,688	3,319
		58,531
Automotive - 4.7%
Commercial Vehicle Group, Inc. 8% 7/1/13	3,830	3,634
Cooper Standard Auto, Inc. 7% 12/15/12	2,400	2,052
Delco Remy International, Inc. 9.375% 4/15/12	4,855	2,646
Ford Motor Credit Co.:
9.75% 9/15/10 (e)	5,908	5,834
9.9569% 4/15/12 (f)	9,450	9,710
10.4863% 6/15/11 (e)(f)	8,075	8,257
General Motors Acceptance Corp.:
6.125% 1/22/08	14,000	13,762
6.3981% 1/16/07 (f)	10,000	9,980
6.75% 12/1/14	43,695	41,073
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
General Motors Acceptance Corp.: - continued
6.875% 9/15/11	$ 16,250	$ 15,681
6.875% 8/28/12	8,890	8,579
8% 11/1/31	16,495	16,165
General Motors Corp.:
8.25% 7/15/23	4,855	4,005
8.375% 7/15/33	8,545	7,007
Goodyear Tire & Rubber Co. 9% 7/1/15	9,790	9,374
Stoneridge, Inc. 11.5% 5/1/12	4,370	4,261
Tenneco, Inc. 8.625% 11/15/14	17,000	16,830
Visteon Corp. 7% 3/10/14	8,440	6,879
		185,729
Broadcasting - 0.8%
Nexstar Broadcasting, Inc. 7% 1/15/14	23,870	21,006
Paxson Communications Corp. 8.7569% 1/15/12 (e)(f)	5,000	5,050
Radio One, Inc. 8.875% 7/1/11	3,715	3,826
		29,882
Building Materials - 1.4%
Building Materials Corp. of America 7.75% 8/1/14	11,955	11,268
Goodman Global Holdings, Inc. 8.3294% 6/15/12 (f)	2,108	2,119
Interline Brands, Inc. 8.125% 6/15/14	2,000	2,025
Nortek, Inc. 8.5% 9/1/14	10,255	9,614
RMCC Acquisition Co. 9.5% 11/1/12 (e)	22,005	22,665
Texas Industries, Inc. 7.25% 7/15/13	6,670	6,670
		54,361
Cable TV - 3.9%
Cablevision Systems Corp.:
8% 4/15/12	4,605	4,553
9.62% 4/1/09 (f)	5,015	5,316
CCH I LLC/CCH I Capital Corp. 11% 10/1/15	6,104	5,478
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	3,000	2,970
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp.:
10.25% 9/15/10	5,000	5,050
10.25% 9/15/10	4,770	4,818
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (e)	18,380	18,311
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.: - continued
8.375% 4/30/14 (e)	$ 10,860	$ 10,941
CSC Holdings, Inc.:
7.625% 4/1/11	18,870	19,059
7.625% 7/15/18	1,465	1,454
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	6,940	6,420
EchoStar DBS Corp.:
5.75% 10/1/08	9,940	9,816
7.125% 2/1/16 (e)	19,010	18,677
FrontierVision Operating Partners LP/FrontierVision Capital Corp. 11% 10/15/06 (c)	2,000	2,840
Kabel Deutschland GmbH 10.625% 7/1/14 (e)	5,270	5,586
NTL Cable PLC 9.125% 8/15/16	6,470	6,567
Rogers Cable, Inc. 6.75% 3/15/15	14,310	13,845
Videotron Ltee 6.875% 1/15/14	12,670	12,037
		153,738
Capital Goods - 1.4%
Case New Holland, Inc.:
7.125% 3/1/14	10,610	10,345
9.25% 8/1/11	4,920	5,166
Chart Industries, Inc. 9.125% 10/15/15 (e)	5,040	5,204
Columbus McKinnon Corp. 8.875% 11/1/13	1,240	1,265
Hawk Corp. 8.75% 11/1/14	4,189	4,168
Invensys PLC 9.875% 3/15/11 (e)	19,209	20,650
Sensus Metering Systems, Inc. 8.625% 12/15/13	4,260	4,143
Terex Corp.:
9.25% 7/15/11	2,000	2,120
10.375% 4/1/11	3,355	3,540
		56,601
Chemicals - 1.5%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	8,010	8,621
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp. Series B, 0% 10/1/14 (d)	6,595	5,144
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	16,700	17,869
Lyondell Chemical Co.:
9.5% 12/15/08	12,389	12,730
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Lyondell Chemical Co.: - continued
9.625% 5/1/07	$ 1,875	$ 1,913
NOVA Chemicals Corp. 6.5% 1/15/12	3,150	2,922
Phibro Animal Health Corp.:
10% 8/1/13 (e)	7,420	7,476
13% 12/1/07 unit	2,942	3,030
		59,705
Consumer Products - 1.0%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	1,245	1,201
Jostens IH Corp. 7.625% 10/1/12	3,300	3,185
K2, Inc. 7.375% 7/1/14	16,450	15,998
NPI Merger Corp.:
9.23% 10/15/13 (e)(f)	7,150	7,329
10.75% 4/15/14 (e)	2,700	2,815
Riddell Bell Holdings, Inc. 8.375% 10/1/12	4,715	4,585
The Scotts Miracle-Gro Co. 6.625% 11/15/13	4,080	3,917
		39,030
Containers - 1.4%
AEP Industries, Inc. 7.875% 3/15/13	1,720	1,720
Berry Plastics Corp. 10.75% 7/15/12	5,060	5,528
BWAY Corp. 10% 10/15/10	8,735	9,172
Graham Packaging Co. LP/GPC Capital Corp. 8.5% 10/15/12	3,080	3,003
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	5,330	4,970
7.75% 5/15/11	3,750	3,816
8.25% 5/15/13	3,000	3,030
8.75% 11/15/12	3,000	3,165
8.875% 2/15/09	3,516	3,621
Owens-Illinois, Inc.:
7.35% 5/15/08	2,020	2,020
7.5% 5/15/10	14,000	13,790
		53,835
Diversified Financial Services - 0.5%
E*TRADE Financial Corp. 7.375% 9/15/13	3,310	3,318
Residential Capital Corp.:
6.375% 6/30/10	4,655	4,639
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Residential Capital Corp.: - continued
6.875% 6/29/07 (f)	$ 10,000	$ 10,050
6.875% 6/30/15	1,375	1,395
		19,402
Diversified Media - 0.9%
Advanstar Communications, Inc. 10.75% 8/15/10	3,560	3,818
Affinion Group, Inc. 11.5% 10/15/15 (e)	2,250	2,256
CanWest Media, Inc. 8% 9/15/12	2,660	2,554
LBI Media Holdings, Inc. 0% 10/15/13 (d)	8,870	7,406
LBI Media, Inc. 10.125% 7/15/12	9,390	9,930
Liberty Media Corp. 5.7% 5/15/13	10,690	9,835
		35,799
Electric Utilities - 7.0%
AES Corp.:
8.75% 6/15/08	1,628	1,683
8.75% 5/15/13 (e)	26,680	28,414
8.875% 2/15/11	906	948
9% 5/15/15 (e)	3,295	3,530
9.375% 9/15/10	13,149	14,004
9.5% 6/1/09	17,342	18,252
AES Gener SA 7.5% 3/25/14	7,915	8,034
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (e)	14,485	15,427
Aquila, Inc. 14.875% 7/1/12	4,405	5,804
Calpine Generating Co. LLC 8.8756% 4/1/09 (f)	5,000	5,113
CMS Energy Corp.:
7.75% 8/1/10	22,460	22,965
8.5% 4/15/11	11,175	11,734
8.9% 7/15/08	19,995	20,795
9.875% 10/15/07	8,860	9,225
Dynegy Holdings, Inc. 8.375% 5/1/16 (e)	6,000	5,910
Mirant Americas Generation LLC 8.3% 5/1/11	14,710	14,287
Mirant North America LLC/Mirant North America Finance Corp. 7.375% 12/31/13 (e)	5,510	5,276
Nevada Power Co.:
5.875% 1/15/15	2,950	2,818
5.95% 3/15/16 (e)	3,070	2,932
9% 8/15/13	1,886	2,060
NorthWestern Energy Corp. 5.875% 11/1/14	1,500	1,455
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
NRG Energy, Inc.:
7.25% 2/1/14	$ 29,460	$ 28,944
7.375% 2/1/16	4,770	4,681
Reliant Energy, Inc. 6.75% 12/15/14	4,370	4,086
Sierra Pacific Power Co. 6.25% 4/15/12	2,270	2,260
Sierra Pacific Resources:
6.75% 8/15/17	4,320	4,104
7.803% 6/15/12	5,000	5,075
TECO Energy, Inc.:
6.125% 5/1/07	10,905	10,905
6.68% 5/1/10 (f)	7,370	7,573
Tenaska Alabama Partners LP 7% 6/30/21 (e)	3,298	3,174
Western Resources, Inc. 7.125% 8/1/09	3,940	4,058
		275,526
Energy - 7.4%
ANR Pipeline, Inc. 8.875% 3/15/10	2,395	2,506
Atlas Pipeline Partners LP/Atlas Pipeline Partners Finance Corp. 8.125% 12/15/15 (e)	6,980	7,015
Chesapeake Energy Corp.:
6.5% 8/15/17	30,090	27,946
6.625% 1/15/16	7,960	7,562
6.875% 1/15/16	2,980	2,861
7% 8/15/14	4,960	4,836
7.5% 9/15/13	4,000	3,990
7.5% 6/15/14	7,430	7,467
Dresser-Rand Group, Inc. 7.375% 11/1/14	3,693	3,545
El Paso Corp.:
6.5% 6/1/08 (e)	10,660	10,593
7.5% 8/15/06 (e)	16,940	16,778
7.625% 9/1/08 (e)	7,970	8,078
7.75% 6/15/10 (e)	7,795	7,885
7.875% 6/15/12	10,430	10,639
10.75% 10/1/10 (e)	770	858
El Paso Energy Corp.:
6.95% 12/15/07	1,480	1,484
7.375% 12/15/12	8,485	8,453
El Paso Performance-Linked Trust 7.75% 7/15/11 (e)	20,000	20,100
El Paso Production Holding Co. 7.75% 6/1/13	12,115	12,236
Hanover Compressor Co.:
7.5% 4/15/13	1,410	1,399
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Hanover Compressor Co.: - continued
8.625% 12/15/10	$ 2,030	$ 2,106
9% 6/1/14	3,710	3,933
Harvest Operations Corp. 7.875% 10/15/11	3,710	3,562
Hilcorp Energy I LP/Hilcorp Finance Co. 9% 6/1/16 (e)	9,470	9,801
Northwest Pipeline Corp. 8.125% 3/1/10	2,220	2,292
Petrohawk Energy Corp. 9.125% 7/15/13 (e)	17,220	17,521
Plains Exploration & Production Co. 7.125% 6/15/14	2,220	2,203
Pogo Producing Co. 7.875% 5/1/13 (e)	6,940	7,009
Premcor Refining Group, Inc. 9.25% 2/1/10	5,000	5,300
Pride International, Inc. 7.375% 7/15/14	3,650	3,677
Range Resources Corp. 7.375% 7/15/13	14,385	14,313
Sonat, Inc.:
6.625% 2/1/08	12,595	12,532
7.625% 7/15/11	1,485	1,500
Southern Natural Gas Co. 8.875% 3/15/10	2,810	2,940
Stone Energy Corp. 6.75% 12/15/14	1,720	1,757
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (e)	3,190	3,110
Williams Companies, Inc.:
6.375% 10/1/10 (e)	9,860	9,626
7.125% 9/1/11	13,320	13,420
8.75% 3/15/32	5,000	5,375
		288,208
Environmental - 1.2%
Allied Waste North America, Inc.:
5.75% 2/15/11	8,475	8,009
7.125% 5/15/16 (e)	17,290	16,469
8.5% 12/1/08	21,150	21,890
		46,368
Food and Drug Retail - 0.7%
Jean Coutu Group, Inc.:
7.625% 8/1/12	5,200	5,051
8.5% 8/1/14	8,410	7,832
Rite Aid Corp.:
6.875% 8/15/13	1,093	962
7.7% 2/15/27	735	614
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food and Drug Retail - continued
Rite Aid Corp.: - continued
12.5% 9/15/06	$ 8,565	$ 8,629
Stater Brothers Holdings, Inc. 8.8294% 6/15/10 (f)	5,560	5,643
		28,731
Food/Beverage/Tobacco - 1.1%
Dean Foods Co. 8.15% 8/1/07	5,198	5,256
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	20,960	21,694
Reynolds American, Inc. 7.625% 6/1/16 (e)	13,450	13,695
Swift & Co. 10.125% 10/1/09	2,825	2,910
		43,555
Gaming - 3.0%
Mandalay Resort Group 9.5% 8/1/08	5,385	5,695
MGM MIRAGE:
5.875% 2/27/14	14,850	13,551
6% 10/1/09	980	951
6.625% 7/15/15	12,005	11,255
6.75% 9/1/12	9,860	9,552
9.75% 6/1/07	4,850	4,977
Mirage Resorts, Inc. 7.25% 10/15/06	5,000	5,011
Park Place Entertainment Corp. 8.125% 5/15/11	3,000	3,150
Penn National Gaming, Inc. 6.875% 12/1/11	8,970	8,847
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (e)	6,540	6,573
Station Casinos, Inc.:
6% 4/1/12	11,600	10,890
6.625% 3/15/18	8,145	7,249
Trump Entertainment Resorts Holdings LP 8.5% 6/1/15	9,855	9,461
Virgin River Casino Corp./RBG LLC/B&BB, Inc. 9% 1/15/12	2,100	2,142
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	19,230	18,100
		117,404
Healthcare - 6.4%
AmeriPath, Inc. 10.5% 4/1/13	9,620	10,125
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	5,430	5,620
Athena Neurosciences Finance LLC 7.25% 2/21/08	5,000	4,975
Bio-Rad Laboratories, Inc. 6.125% 12/15/14	5,000	4,650
Carriage Services, Inc. 7.875% 1/15/15	5,170	5,015
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Community Health Systems, Inc. 6.5% 12/15/12	$ 6,970	$ 6,500
CRC Health Group, Inc. 10.75% 2/1/16 (e)	4,750	4,821
DaVita, Inc.:
6.625% 3/15/13	9,980	9,481
7.25% 3/15/15	23,915	22,839
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	4,260	4,090
HCA, Inc.:
5.5% 12/1/09	17,755	17,444
5.75% 3/15/14	6,895	5,430
6.5% 2/15/16	1,915	1,518
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	19,050	18,193
Mylan Laboratories, Inc. 5.75% 8/15/10	3,580	3,464
Omega Healthcare Investors, Inc. 7% 1/15/16	8,000	7,620
Psychiatric Solutions, Inc. 10.625% 6/15/13	5,249	5,800
ResCare, Inc. 7.75% 10/15/13	8,585	8,478
Senior Housing Properties Trust 7.875% 4/15/15	1,833	1,851
Service Corp. International (SCI) 8% 6/15/17 (e)(f)	8,900	8,322
Skilled Healthcare Group, Inc. 11% 1/15/14 (e)	7,350	7,718
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	13,300	13,766
Tenet Healthcare Corp.:
9.25% 2/1/15 (e)	13,605	12,619
9.875% 7/1/14	22,520	21,507
U.S. Oncology, Inc. 9% 8/15/12	6,120	6,304
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16	19,020	18,212
6.625% 10/15/14	9,875	9,628
6.75% 6/1/10	4,810	4,762
		250,752
Homebuilding/Real Estate - 1.3%
American Real Estate Partners/American Real Estate Finance Corp. 7.125% 2/15/13	8,280	8,094
K. Hovnanian Enterprises, Inc. 6.375% 12/15/14	5,000	4,419
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (e)	28,460	27,973
Standard Pacific Corp. 7.75% 3/15/13	4,000	3,870
Technical Olympic USA, Inc. 9% 7/1/10	5,000	4,650
		49,006
Hotels - 0.5%
Gaylord Entertainment Co. 8% 11/15/13	2,910	2,954
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Hotels - continued
Host Marriott LP:
6.375% 3/15/15	$ 10,515	$ 9,989
7.125% 11/1/13	5,865	5,872
		18,815
Insurance - 0.5%
Provident Companies, Inc. 7.25% 3/15/28	1,175	1,138
UnumProvident Corp.:
6.75% 12/15/28	6,795	6,149
7.625% 3/1/11	7,226	7,555
UnumProvident Finance Co. PLC 6.85% 11/15/15 (e)	5,000	4,900
		19,742
Leisure - 0.6%
Festival Fun Parks LLC 10.875% 4/15/14 (e)	8,540	8,476
Six Flags, Inc. 9.625% 6/1/14	12,085	10,967
Vail Resorts, Inc. 6.75% 2/15/14	5,620	5,367
		24,810
Metals/Mining - 1.4%
America Rock Salt Co. LLC 9.5% 3/15/14	3,920	4,018
Century Aluminum Co. 7.5% 8/15/14	2,510	2,485
Drummond Co., Inc. 7.375% 2/15/16 (e)	8,735	8,189
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	5,270	5,336
Massey Energy Co. 6.875% 12/15/13	19,410	17,663
Novelis, Inc. 7.25% 2/15/15 (e)(f)	15,935	15,337
		53,028
Paper - 1.3%
Boise Cascade LLC/Boise Cascade Finance Corp. 7.125% 10/15/14	2,300	2,036
Catalyst Paper Corp. 8.625% 6/15/11	5,870	5,709
Georgia-Pacific Corp.:
8.125% 5/15/11	2,585	2,562
8.875% 5/15/31	5,320	5,320
9.5% 12/1/11	18,943	19,938
Norampac, Inc. 6.75% 6/1/13	4,480	4,099
P.H. Glatfelter Co. 7.125% 5/1/16 (e)	4,440	4,351
Stone Container Corp.:
8.375% 7/1/12	3,000	2,850
9.75% 2/1/11	4,296	4,382
		51,247
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Publishing/Printing - 1.5%
Cenveo Corp. 7.875% 12/1/13	$ 8,960	$ 8,714
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	3,650	3,928
Dex Media, Inc. 8% 11/15/13	6,555	6,522
Houghton Mifflin Co.:
8.25% 2/1/11	8,955	9,011
9.875% 2/1/13	28,521	29,305
		57,480
Railroad - 0.1%
Kansas City Southern Railway Co. 7.5% 6/15/09	1,220	1,226
TFM SA de CV yankee 10.25% 6/15/07	860	882
		2,108
Restaurants - 1.0%
Carrols Corp. 9% 1/15/13	17,725	17,681
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	15,595	14,425
NE Restaurant, Inc. 10.75% 7/15/08	3,180	2,957
Uno Restaurant Corp. 10% 2/15/11 (e)	4,030	3,083
		38,146
Services - 4.0%
Ahern Rentals, Inc. 9.25% 8/15/13	10,000	10,150
Allied Security Escrow Corp. 11.375% 7/15/11	3,690	3,598
Ashtead Holdings PLC 8.625% 8/1/15 (e)	3,300	3,251
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.576% 5/15/14 (e)(f)	1,360	1,353
7.625% 5/15/14 (e)	3,620	3,539
Corrections Corp. of America:
6.25% 3/15/13	16,770	15,932
6.75% 1/31/14	5,130	4,957
Education Management LLC/Education Management Finance Corp. 8.75% 6/1/14 (e)	12,600	12,632
FTI Consulting, Inc. 7.625% 6/15/13	2,000	2,005
H&E Equipment Services, Inc. 8.375% 7/15/16 (e)	4,820	4,856
Hertz Corp.:
8.875% 1/1/14 (e)	17,270	18,047
10.5% 1/1/16 (e)	7,170	7,824
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (e)	20,585	20,070
Iron Mountain, Inc. 6.625% 1/1/16	8,485	7,764
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (e)	9,620	10,342
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
Penhall International Corp. 12% 8/1/14 (e)	$ 8,070	$ 8,332
United Rentals North America, Inc. 7% 2/15/14	23,665	21,653
		156,305
Shipping - 1.8%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	9,143	10,012
Gulfmark Offshore, Inc. 7.75% 7/15/14	2,000	1,975
H-Lines Finance Holding Corp. 0% 4/1/13 (d)	1,811	1,557
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	5,625	5,231
OMI Corp. 7.625% 12/1/13	3,160	3,160
Seabulk International, Inc. 9.5% 8/15/13	7,985	8,823
Ship Finance International Ltd. 8.5% 12/15/13	35,500	33,903
Teekay Shipping Corp. 8.875% 7/15/11	5,000	5,225
		69,886
Steels - 0.7%
California Steel Industries, Inc. 6.125% 3/15/14	10,490	9,677
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	8,700	9,383
International Steel Group, Inc. 6.5% 4/15/14	8,335	7,877
		26,937
Super Retail - 3.3%
Asbury Automotive Group, Inc.:
8% 3/15/14	21,685	21,170
9% 6/15/12	13,835	13,870
AutoNation, Inc. 7.5069% 4/15/13 (e)(f)	2,680	2,700
Couche Tard U.S. LP/Couche Tard Financing Corp. 7.5% 12/15/13	5,785	5,771
Dillard's, Inc. 6.69% 8/1/07	14,045	14,063
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	19,525	19,720
Linens 'n Things, Inc./Linens 'n Things Center, Inc. 11.1319% 1/15/14 (e)(f)	5,000	4,638
Neiman Marcus Group, Inc. 9% 10/15/15	21,960	23,168
Sonic Automotive, Inc. 8.625% 8/15/13	24,995	24,870
		129,970
Technology - 7.0%
Activant Solutions, Inc. 9.5% 5/1/16 (e)	3,320	3,121
Amkor Technology, Inc.:
7.75% 5/15/13	6,550	5,764
9.25% 6/1/16	11,840	10,878
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Avago Technologies Finance Ltd. 10.125% 12/1/13 (e)	$ 20,880	$ 21,924
Celestica, Inc. 7.875% 7/1/11	14,930	14,482
Freescale Semiconductor, Inc.:
6.875% 7/15/11	8,560	8,603
7.125% 7/15/14	12,760	12,951
IKON Office Solutions, Inc. 7.75% 9/15/15	15,155	14,890
Lucent Technologies, Inc.:
6.45% 3/15/29	21,750	18,542
6.5% 1/15/28	1,445	1,214
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11	6,610	5,420
8.5794% 12/15/11 (f)	1,740	1,470
Nortel Networks Corp.:
9.73% 7/15/11 (e)(f)	11,120	11,190
10.125% 7/15/13 (e)	9,970	10,020
10.75% 7/15/16 (e)	15,270	15,633
Sanmina-SCI Corp. 8.125% 3/1/16	9,390	9,108
SERENA Software, Inc. 10.375% 3/15/16 (e)	4,460	4,493
SunGard Data Systems, Inc.:
9.125% 8/15/13	32,000	32,680
9.4306% 8/15/13 (f)	7,870	8,185
Xerox Capital Trust I 8% 2/1/27	33,080	33,245
Xerox Corp.:
6.875% 8/15/11	10,000	10,050
7.125% 6/15/10	6,480	6,577
7.625% 6/15/13	14,500	14,645
		275,085
Telecommunications - 10.3%
Centennial Communications Corp.:
10% 1/1/13	8,800	8,778
11.2581% 1/1/13 (f)	8,000	8,220
Citizens Communications Co. 6.25% 1/15/13	9,135	8,747
Digicel Ltd. 9.25% 9/1/12 (e)	1,610	1,674
Dycom Investment, Inc. 8.125% 10/15/15	2,960	3,004
Embarq Corp. 7.082% 6/1/16	3,076	3,096
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14 (e)	6,900	6,866
Inmarsat Finance PLC 7.625% 6/30/12	2,420	2,468
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Ltd.:
6.5% 11/1/13	$ 13,790	$ 10,411
7.625% 4/15/12	10,485	8,807
9.25% 6/15/16 (e)	47,470	48,641
11.25% 6/15/16 (e)	23,870	24,139
Intelsat Subsidiary Holding Co. Ltd.:
8.625% 1/15/15 (f)	5,000	4,969
10.4844% 1/15/12 (f)	8,730	8,872
Level 3 Financing, Inc.:
11.4238% 3/15/11 (e)(f)	5,000	5,250
12.25% 3/15/13 (e)	16,000	17,520
Millicom International Cellular SA 10% 12/1/13	11,840	12,669
New Skies Satellites BV 10.4144% 11/1/11 (f)	4,490	4,625
Nextel Communications, Inc. 7.375% 8/1/15	22,580	23,160
Nordic Telephone Co. Holdings Aps 8.875% 5/1/16 (e)	7,920	8,207
PanAmSat Corp.:
9% 8/15/14	3,105	3,136
9% 6/15/16 (e)	23,720	23,720
Qwest Communications International, Inc.:
7.25% 2/15/11	8,465	8,243
7.5% 2/15/14	15,725	15,253
7.5% 2/15/14	1,840	1,803
Qwest Corp.:
7.625% 6/15/15	15,890	16,147
8.5794% 6/15/13 (f)	20,090	21,496
Rogers Communications, Inc.:
6.375% 3/1/14	17,930	17,235
7.25% 12/15/12	3,310	3,360
7.5% 3/15/15	9,790	10,047
8% 12/15/12	3,790	3,913
8.4544% 12/15/10 (f)	5,330	5,470
Rural Cellular Corp. 8.25% 3/15/12 (e)	5,440	5,576
U.S. West Capital Funding, Inc. 6.375% 7/15/08	6,000	5,955
U.S. West Communications:
5.625% 11/15/08	5,000	4,888
6.875% 9/15/33	4,920	4,354
Wind Acquisition Finance SA 10.75% 12/1/15 (e)	7,565	8,142
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Windstream Corp.:
8.125% 8/1/13 (e)	$ 9,470	$ 9,825
8.625% 8/1/16 (e)	14,890	15,486
		404,172
TOTAL NONCONVERTIBLE BONDS		3,198,757
TOTAL CORPORATE BONDS (Cost $3,203,515)		3,201,359
Common Stocks - 0.8%
	Shares
Cable TV - 0.3%
EchoStar Communications Corp. Class A (a)	150,860	5,288
NTL, Inc.	311,767	7,124
		12,412
Consumer Products - 0.1%
Revlon, Inc. Class A (sub. vtg.) (a)	1,332,328	1,252
Containers - 0.0%
Trivest 1992 Special Fund Ltd. (a)(g)	13,662,268	68
Energy - 0.1%
El Paso Corp.	300,000	4,800
Technology - 0.1%
Xerox Corp.	300,000	4,227
Telecommunications - 0.1%
Embarq Corp.	11,377	515
Sprint Nextel Corp.	227,548	4,505
		5,020
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (a)(g)	143,778	2,217
TOTAL COMMON STOCKS (Cost $32,225)		29,996
Nonconvertible Preferred Stocks - 0.0%

Automotive - 0.0%
Cambridge Industries, Inc. (liquidation trust) (a) (Cost $0)	2,303,017	23
Floating Rate Loans - 8.3%
	Principal Amount (000s)	Value (000s)
Air Transportation - 0.3%
UAL Corp.:
Tranche B, term loan 8.625% 2/1/12 (f)	$ 8,698	$ 8,795
Tranche DD, term loan 9.1875% 2/1/12 (f)	1,243	1,256
US Airways Group, Inc. term loan 8.9988% 3/31/11 (f)	1,500	1,506
		11,557
Automotive - 0.1%
Lear Corp. term loan 7.9781% 4/25/12 (f)	5,000	4,969
Cable TV - 1.1%
Charter Communications Operating LLC Tranche B, term loan 8.125% 4/28/13 (f)	16,818	16,839
CSC Holdings, Inc. Tranche B, term loan 7.0345% 3/29/13 (f)	21,995	21,885
NTL Cable PLC term loan 10.315% 3/3/07 (f)	1,997	1,995
Olympus Cable Holdings LLC Tranche A, term loan 9.5% 6/30/10 (f)	1,800	1,755
		42,474
Chemicals - 0.4%
Hexion Specialty Chemicals, Inc. term loan 7.5514% 5/5/13 (f)	15,000	14,813
Solutia, Inc. Tranche B, term loan 8.72% 3/31/07 (f)	550	552
		15,365
Consumer Products - 0.0%
NPI Merger Corp. term loan 7.265% 4/26/13 (f)	489	488
Diversified Financial Services - 0.3%
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 6.975% 4/18/12 (f)	6,315	6,315
Tranche C, term loan 6.9833% 4/18/12 (f)	3,660	3,660
		9,975
Electric Utilities - 0.6%
Mirant North America LLC/Mirant North America Finance Corp. term loan 7.15% 1/3/13 (f)	1,104	1,098
NRG Energy, Inc.:
Credit-Linked Deposit 7.4988% 2/1/13 (f)	1,896	1,900
term loan 7.2306% 2/1/13 (f)	8,294	8,325
Riverside Energy Center LLC:
term loan 9.735% 6/24/11 (f)	8,992	9,217
Credit-Linked Deposit 9.735% 6/24/11 (f)	425	435
		20,975
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Energy - 0.3%
Coffeyville Resources LLC Tranche 2, term loan 12.1875% 7/8/13 (f)	$ 8,540	$ 8,754
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.6238% 10/31/12 (f)	722	724
term loan 7.3901% 10/31/12 (f)	2,986	2,993
		12,471
Food/Beverage/Tobacco - 0.0%
Del Monte Corp. Tranche B, term loan 7.0364% 2/8/12 (f)	539	539
Gaming - 0.5%
Venetian Macau Ltd. Tranche B, term loan:
5/26/12 (h)	6,667	6,633
8.2% 5/26/13 (f)	13,333	13,267
		19,900
Healthcare - 1.0%
Concentra Operating Corp. term loan 7.6197% 9/30/11 (f)	1,240	1,243
DaVita, Inc. Tranche B, term loan 7.436% 10/5/12 (f)	28,874	28,910
LifeCare Holdings, Inc. term loan 7.65% 8/11/12 (f)	9,955	9,407
Multiplan, Inc. term loan 7.4988% 4/12/13 (f)	477	475
		40,035
Paper - 1.4%
Boise Cascade Holdings LLC Tranche D, term loan 7.1989% 10/26/11 (f)	4,305	4,311
Georgia-Pacific Corp.:
Tranche 2, term loan 8.3% 12/23/13 (f)	17,140	17,269
Tranche B1, term loan 7.3459% 12/23/12 (f)	33,830	33,788
		55,368
Services - 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 6.75% 4/19/12 (f)	13,211	13,095
Super Retail - 0.8%
Toys 'R' US, Inc. term loan 8.3463% 12/9/08 (f)	30,000	29,813
Technology - 1.0%
SunGard Data Systems, Inc. Tranche B, term loan 7.66% 2/10/13 (f)	38,001	38,239
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 0.2%
Crown Castle Operating Co. Tranche B, term loan 7.65% 6/1/14 (f)	$ 5,950	$ 5,980
Leap Wireless International, Inc. Tranche B, term loan 8.2488% 6/16/13 (f)	1,650	1,659
		7,639
TOTAL FLOATING RATE LOANS (Cost $322,708)		322,902
Money Market Funds - 8.0%
	Shares
Fidelity Cash Central Fund, 5.3% (b) (Cost $315,040)	315,040,187	315,040
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $3,873,488)		3,869,320
NET OTHER ASSETS - 1.1%		43,313
NET ASSETS - 100%		$ 3,912,633
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $843,225,000 or 21.6% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,285,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
Trivest 1992 Special Fund Ltd.	7/30/92	$ -

(h) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $6,667,000 and $6,633,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 4,462
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $3,859,346,000. Net unrealized appreciation aggregated $9,974,000, of which $92,843,000 related to appreciated investment securities and $82,869,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued atthe last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Short Term Bond Fund

July 31, 2006

1.804842.102

STP-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 5.74% 3/13/09 (g)	$ 11,200	$ 11,212
Household Durables - 0.3%
Whirlpool Corp. 6.125% 6/15/11	20,500	20,580
Media - 2.3%
AOL Time Warner, Inc. 6.75% 4/15/11	15,000	15,436
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	11,690	11,721
Continental Cablevision, Inc. 9% 9/1/08	20,700	22,042
Cox Communications, Inc.:
3.875% 10/1/08	14,785	14,221
6.4% 8/1/08	3,170	3,198
7.75% 8/15/06	8,445	8,449
Hearst-Argyle Television, Inc. 7% 11/15/07	5,750	5,804
Liberty Media Corp.:
6.8294% 9/17/06 (g)	12,107	12,122
7.75% 7/15/09	3,900	4,056
7.875% 7/15/09	5,000	5,223
Time Warner Entertainment Co. LP 7.25% 9/1/08	12,764	13,159
Univision Communications, Inc.:
3.5% 10/15/07	2,515	2,433
3.875% 10/15/08	10,110	9,601
Viacom, Inc. 5.75% 4/30/11 (d)	16,335	16,031
		143,496
TOTAL CONSUMER DISCRETIONARY		175,288
CONSUMER STAPLES - 0.5%
Food Products - 0.4%
H.J. Heinz Co. 6.428% 12/1/08 (d)(g)	5,935	6,035
Kraft Foods, Inc. 5.25% 6/1/07	17,025	16,949
		22,984
Tobacco - 0.1%
Altria Group, Inc. 5.625% 11/4/08	9,500	9,516
TOTAL CONSUMER STAPLES		32,500
ENERGY - 1.5%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	6,415	6,281
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.4%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (d)	$ 7,435	$ 7,227
Delek & Avner Yam Tethys Ltd. 5.326% 8/1/13 (d)	8,190	7,947
Duke Capital LLC:
4.37% 3/1/09	9,565	9,267
7.5% 10/1/09	9,800	10,336
Enterprise Products Operating LP:
4% 10/15/07	10,520	10,297
4.625% 10/15/09	11,730	11,315
Kinder Morgan Energy Partners LP:
5.35% 8/15/07	8,100	8,011
6.3% 2/1/09	2,005	2,022
Pemex Project Funding Master Trust 6.125% 8/15/08	15,990	16,022
Petroleum Export Ltd.:
4.623% 6/15/10 (d)	5,133	5,041
4.633% 6/15/10 (d)	3,084	3,029
		90,514
TOTAL ENERGY		96,795
FINANCIALS - 6.6%
Capital Markets - 0.6%
Bank of New York Co., Inc.:
3.4% 3/15/13 (g)	14,750	14,264
4.25% 9/4/12 (g)	7,460	7,367
Lehman Brothers Holdings E-Capital Trust I 5.9538% 8/19/65 (g)	4,700	4,702
Lehman Brothers Holdings, Inc. 4% 1/22/08	3,260	3,192
Merrill Lynch & Co., Inc. 3.7% 4/21/08	6,910	6,710
Morgan Stanley:
3.625% 4/1/08	425	413
5.8% 4/1/07	1,500	1,502
		38,150
Commercial Banks - 0.4%
Bank One Corp. 6% 8/1/08	4,700	4,745
Corporacion Andina de Fomento yankee 7.25% 3/1/07	4,435	4,470
Korea Development Bank:
3.875% 3/2/09	12,600	12,097
4.75% 7/20/09	5,500	5,380
		26,692
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.8%
American General Finance Corp. 4.5% 11/15/07	$ 5,200	$ 5,137
Household Finance Corp.:
4.125% 12/15/08	4,170	4,048
4.75% 5/15/09	8,978	8,813
6.4% 6/17/08	2,715	2,759
Household International, Inc. 5.836% 2/15/08	10,500	10,553
HSBC Finance Corp. 4.125% 3/11/08	13,140	12,879
MBNA Capital I 8.278% 12/1/26	4,885	5,116
		49,305
Diversified Financial Services - 0.9%
Aspetuck Trust 5.7869% 10/16/06 (b)(g)	13,080	13,089
Bank of America Corp. 7.4% 1/15/11	485	520
Iberbond 2004 PLC 4.826% 12/24/17 (b)	11,628	11,136
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (g)	875	842
ILFC E-Capital Trust I 5.9% 12/21/65 (d)(g)	8,150	8,064
J.P. Morgan & Co., Inc. 6.25% 1/15/09	4,935	5,006
Keycorp Institutional Capital B 8.25% 12/15/26	7,850	8,224
Prime Property Funding II 6.25% 5/15/07 (d)	6,000	6,002
		52,883
Insurance - 0.8%
Hartford Financial Services Group, Inc. 5.55% 8/16/08	3,565	3,567
The Chubb Corp.:
4.934% 11/16/07	15,345	15,227
5.472% 8/16/08	15,000	14,970
The St. Paul Travelers Companies, Inc.:
5.01% 8/16/07	7,185	7,110
5.75% 3/15/07	3,818	3,823
Travelers Property Casualty Corp. 3.75% 3/15/08	2,830	2,757
		47,454
Real Estate Investment Trusts - 2.2%
Arden Realty LP 8.5% 11/15/10	7,855	8,730
AvalonBay Communities, Inc. 5% 8/1/07	5,260	5,191
Brandywine Operating Partnership LP:
4.5% 11/1/09	9,995	9,599
5.625% 12/15/10	7,470	7,377
BRE Properties, Inc.:
5.95% 3/15/07	3,310	3,317
7.2% 6/15/07	6,690	6,753
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust:
4.375% 1/15/10	$ 5,440	$ 5,236
5.875% 6/1/07	3,305	3,312
Colonial Properties Trust:
4.75% 2/1/10	5,005	4,824
7% 7/14/07	4,784	4,833
Developers Diversified Realty Corp.:
3.875% 1/30/09	11,505	11,016
5% 5/3/10	4,910	4,790
7% 3/19/07	7,905	7,970
iStar Financial, Inc. 6.55% 3/12/07 (g)	12,630	12,710
JDN Realty Corp. 6.95% 8/1/07	3,215	3,213
Simon Property Group LP:
4.6% 6/15/10	4,260	4,112
4.875% 8/15/10	9,810	9,569
6.875% 11/15/06	14,862	14,905
Tanger Properties LP 9.125% 2/15/08	9,630	10,039
		137,496
Real Estate Management & Development - 0.4%
Chelsea GCA Realty Partnership LP 7.25% 10/21/07	6,260	6,335
EOP Operating LP:
4.65% 10/1/10	5,728	5,477
6.763% 6/15/07	8,650	8,724
7.75% 11/15/07	3,100	3,178
		23,714
Thrifts & Mortgage Finance - 0.5%
Countrywide Home Loans, Inc.:
5.5% 8/1/06	735	735
5.625% 5/15/07	3,765	3,765
Residential Capital Corp. 6.875% 6/29/07 (g)	15,000	15,076
Washington Mutual, Inc. 4.375% 1/15/08	11,170	10,973
		30,549
TOTAL FINANCIALS		406,243
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.2%
Northrop Grumman Corp. 4.079% 11/16/06	10,500	10,454
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.0%
Federal Express Corp. pass thru trust certificates 7.53% 9/23/06	$ 121	$ 121
Airlines - 0.9%
America West Airlines pass thru Trust 7.33% 7/2/08	8,211	8,252
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	1,768	1,789
6.978% 10/1/12	393	402
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	15,400	15,422
7.056% 3/15/11	2,110	2,164
United Airlines pass thru certificates:
6.071% 9/1/14	5,237	5,243
6.201% 3/1/10	4,330	4,297
6.602% 9/1/13	10,599	10,614
7.186% 10/1/12	10,000	10,075
		58,258
Industrial Conglomerates - 0.3%
Tyco International Group SA yankee 5.8% 8/1/06	16,640	16,640
TOTAL INDUSTRIALS		85,473
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Motorola, Inc. 4.608% 11/16/07	24,000	23,737
MATERIALS - 0.2%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (d)	4,365	4,502
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	6,130	5,924
TOTAL MATERIALS		10,426
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.0%
Ameritech Capital Funding Corp. 6.25% 5/18/09	7,715	7,788
AT&T Corp. 6% 3/15/09	15,575	15,733
BellSouth Corp. 4.2% 9/15/09	7,115	6,828
Deutsche Telekom International Finance BV 5.375% 3/23/11	20,000	19,588
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 6% 1/15/07	$ 11,760	$ 11,781
Telecom Italia Capital SA:
4% 11/15/08	16,130	15,545
4% 1/15/10	15,080	14,194
Telefonica Emisiones SAU 5.984% 6/20/11	26,000	26,115
Telefonos de Mexico SA de CV:
4.5% 11/19/08	12,600	12,239
4.75% 1/27/10	12,910	12,454
TELUS Corp. yankee 7.5% 6/1/07	16,185	16,430
Verizon Global Funding Corp.:
6.125% 6/15/07	12,295	12,353
7.25% 12/1/10	13,925	14,715
		185,763
Wireless Telecommunication Services - 0.8%
ALLTEL Corp. 4.656% 5/17/07	11,177	11,134
America Movil SA de CV 4.125% 3/1/09	17,610	16,905
Vodafone Group PLC 5.5% 6/15/11	20,000	19,700
		47,739
TOTAL TELECOMMUNICATION SERVICES		233,502
UTILITIES - 3.4%
Electric Utilities - 1.8%
American Electric Power Co., Inc. 4.709% 8/16/07	14,020	13,890
Entergy Corp. 7.75% 12/15/09 (d)	12,000	12,648
Exelon Corp. 4.45% 6/15/10	14,150	13,563
FirstEnergy Corp. 5.5% 11/15/06	13,022	13,017
Monongahela Power Co. 5% 10/1/06	5,685	5,678
Pepco Holdings, Inc.:
4% 5/15/10	4,570	4,293
5.5% 8/15/07	16,221	16,202
Progress Energy, Inc.:
5.85% 10/30/08	4,000	4,019
7.1% 3/1/11	20,505	21,666
Southwestern Public Service Co. 5.125% 11/1/06	3,900	3,895
TXU Energy Co. LLC 6.125% 3/15/08	3,510	3,527
		112,398
Gas Utilities - 0.1%
NiSource Finance Corp. 3.2% 11/1/06	4,940	4,910
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc.:
6.125% 9/1/09	$ 11,680	$ 11,815
6.35% 4/1/07	11,715	11,763
Duke Capital LLC 4.331% 11/16/06	4,805	4,784
TXU Corp. 4.8% 11/15/09	6,500	6,208
		34,570
Multi-Utilities - 0.9%
Dominion Resources, Inc. 4.125% 2/15/08	9,925	9,713
DTE Energy Co. 5.63% 8/16/07	11,380	11,370
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	4,180	4,136
NiSource, Inc. 3.628% 11/1/06	6,050	6,017
PSEG Funding Trust I 5.381% 11/16/07	12,900	12,846
Sempra Energy:
4.621% 5/17/07	9,545	9,476
4.75% 5/15/09	4,475	4,377
		57,935
TOTAL UTILITIES		209,813
TOTAL NONCONVERTIBLE BONDS (Cost $1,289,541)		1,273,777
U.S. Government and Government Agency Obligations - 18.7%

U.S. Government Agency Obligations - 7.1%
Fannie Mae:
3.25% 8/15/08	12,882	12,390
3.25% 2/15/09	128,000	122,050
4% 9/2/08 (c)	73,170	71,233
5.25% 6/15/08 (c)	148,282	148,227
Freddie Mac 2.7% 3/16/07	84,000	82,566
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		436,466
U.S. Treasury Inflation Protected Obligations - 0.8%
U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09	45,061	46,649
U.S. Treasury Obligations - 10.8%
U.S. Treasury Bonds 12% 8/15/13	61,275	69,583
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
3.375% 2/15/08 (c)	$ 250,000	$ 243,887
3.75% 5/15/08 (f)	306,903	300,423
4.375% 11/15/08	55,000	54,313
TOTAL U.S. TREASURY OBLIGATIONS		668,206
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,166,851)		1,151,321
U.S. Government Agency - Mortgage Securities - 9.6%

Fannie Mae - 7.2%
3.732% 1/1/35 (g)	1,056	1,033
3.735% 10/1/33 (g)	757	738
3.746% 12/1/34 (g)	699	683
3.75% 1/1/34 (g)	692	674
3.757% 10/1/33 (g)	638	623
3.77% 12/1/34 (g)	157	154
3.791% 6/1/34 (g)	2,984	2,894
3.81% 6/1/33 (g)	552	542
3.82% 10/1/33 (g)	9,610	9,389
3.837% 4/1/33 (g)	2,097	2,059
3.84% 1/1/35 (g)	1,940	1,898
3.843% 1/1/35 (g)	636	621
3.851% 10/1/33 (g)	17,866	17,497
3.866% 1/1/35 (g)	1,145	1,124
3.879% 6/1/33 (g)	2,795	2,744
3.897% 10/1/34 (g)	772	760
3.923% 5/1/34 (g)	198	199
3.926% 12/1/34 (g)	763	750
3.939% 6/1/34 (g)	5,256	5,116
3.94% 11/1/34 (g)	1,338	1,322
3.951% 1/1/35 (g)	819	807
3.952% 12/1/34 (g)	626	618
3.952% 12/1/34 (g)	4,278	4,217
3.957% 5/1/33 (g)	217	213
3.987% 12/1/34 (g)	785	772
3.997% 12/1/34 (g)	429	423
3.997% 1/1/35 (g)	525	518
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.004% 2/1/35 (g)	$ 593	$ 585
4.015% 12/1/34 (g)	1,177	1,163
4.022% 1/1/35 (g)	1,234	1,217
4.037% 1/1/35 (g)	489	483
4.037% 1/1/35 (g)	320	316
4.039% 2/1/35 (g)	546	539
4.049% 10/1/18 (g)	674	661
4.065% 1/1/35 (g)	1,139	1,122
4.077% 2/1/35 (g)	1,068	1,054
4.082% 4/1/33 (g)	259	256
4.084% 2/1/35 (g)	405	399
4.089% 2/1/35 (g)	373	368
4.092% 11/1/34 (g)	942	933
4.1% 2/1/35 (g)	2,015	1,990
4.106% 1/1/35 (g)	1,205	1,188
4.114% 1/1/35 (g)	1,201	1,185
4.116% 2/1/35 (g)	1,344	1,327
4.129% 1/1/35 (g)	2,044	2,018
4.142% 7/1/34 (g)	3,390	3,307
4.144% 1/1/35 (g)	2,081	2,060
4.149% 2/1/35 (g)	994	982
4.161% 1/1/35 (g)	2,137	2,124
4.172% 1/1/35 (g)	1,654	1,608
4.177% 1/1/35 (g)	1,037	1,024
4.178% 10/1/34 (g)	1,586	1,570
4.179% 10/1/34 (g)	1,726	1,713
4.179% 11/1/34 (g)	267	263
4.202% 1/1/35 (g)	575	569
4.25% 1/1/34 (g)	1,015	996
4.25% 2/1/34 (g)	829	813
4.25% 2/1/35 (g)	697	678
4.25% 2/1/35 (g)	361	357
4.274% 8/1/33 (g)	1,271	1,255
4.275% 3/1/35 (g)	621	613
4.283% 7/1/34 (g)	514	512
4.289% 12/1/34 (g)	406	400
4.292% 3/1/33 (g)	298	290
4.294% 1/1/34 (g)	5,309	5,213
4.297% 1/1/34 (g)	1,104	1,085
4.3% 10/1/34 (g)	166	164
4.306% 5/1/35 (g)	855	845
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.307% 3/1/33 (g)	$ 958	$ 947
4.307% 10/1/33 (g)	341	336
4.314% 3/1/33 (g)	411	399
4.323% 6/1/33 (g)	428	423
4.327% 3/1/35 (g)	1,446	1,429
4.333% 9/1/34 (g)	874	871
4.348% 9/1/34 (g)	2,117	2,113
4.351% 10/1/34 (g)	2,467	2,447
4.355% 1/1/35 (g)	853	830
4.356% 1/1/35 (g)	2,125	2,104
4.362% 2/1/34 (g)	1,813	1,783
4.366% 4/1/35 (g)	404	399
4.392% 12/1/34 (g)	3,522	3,485
4.396% 10/1/34 (g)	4,341	4,252
4.396% 2/1/35 (g)	1,271	1,238
4.396% 5/1/35 (g)	1,903	1,882
4.401% 10/1/34 (g)	2,879	2,856
4.401% 10/1/34 (g)	7,651	7,578
4.407% 11/1/34 (g)	1,851	1,834
4.429% 10/1/34 (g)	3,175	3,158
4.431% 1/1/35 (g)	794	786
4.44% 3/1/35 (g)	961	937
4.459% 8/1/34 (g)	2,381	2,343
4.473% 5/1/35 (g)	660	653
4.48% 5/1/35 (g)	5,938	5,899
4.486% 1/1/35 (g)	921	914
4.498% 8/1/34 (g)	1,350	1,354
4.513% 10/1/35 (g)	364	359
4.515% 8/1/35 (g)	1,631	1,612
4.529% 7/1/34 (g)	874	868
4.536% 2/1/35 (g)	4,183	4,147
4.545% 2/1/35 (g)	620	614
4.545% 7/1/35 (g)	2,359	2,333
4.547% 2/1/35 (g)	433	430
4.553% 1/1/35 (g)	1,324	1,313
4.555% 9/1/34 (g)	2,422	2,418
4.564% 7/1/35 (g)	2,079	2,057
4.572% 6/1/35 (g)	2,209	2,188
4.574% 2/1/35 (g)	372	365
4.586% 2/1/35 (g)	2,980	2,917
4.593% 8/1/34 (g)	811	808
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.605% 2/1/35 (g)	$ 3,171	$ 3,127
4.614% 11/1/34 (g)	403	396
4.643% 1/1/33 (g)	502	498
4.658% 3/1/35 (g)	320	318
4.666% 3/1/35 (g)	5,059	5,022
4.684% 9/1/34 (g)	251	253
4.708% 10/1/32 (g)	134	134
4.713% 6/1/35 (g)	6,039	5,994
4.726% 7/1/34 (g)	1,922	1,897
4.73% 2/1/33 (g)	142	141
4.732% 10/1/32 (g)	220	222
4.733% 10/1/34 (g)	2,641	2,605
4.746% 1/1/35 (g)	120	119
4.776% 12/1/34 (g)	335	330
4.791% 12/1/34 (g)	801	788
4.797% 12/1/32 (g)	876	873
4.811% 8/1/34 (g)	688	686
4.812% 9/1/34 (g)	12,794	12,631
4.815% 5/1/33 (g)	42	42
4.817% 2/1/33 (g)	1,018	1,013
4.82% 11/1/34 (g)	2,125	2,092
4.832% 9/1/34 (g)	2,214	2,188
4.834% 10/1/35 (g)	2,894	2,874
4.838% 9/1/34 (g)	244	241
4.841% 9/1/34 (g)	2,699	2,667
4.851% 8/1/34 (g)	2,823	2,791
4.861% 10/1/35 (g)	2,167	2,136
4.863% 1/1/35 (g)	13,750	13,549
4.875% 7/1/34 (g)	3,705	3,666
4.918% 2/1/35 (g)	7,317	7,219
4.988% 11/1/32 (g)	503	504
4.989% 12/1/32 (g)	81	81
5% 3/1/18 to 10/1/18	14,050	13,704
5.002% 4/1/35 (g)	2,356	2,347
5.007% 9/1/34 (g)	9,746	9,659
5.016% 2/1/35 (g)	269	268
5.023% 7/1/34 (g)	366	364
5.063% 11/1/34 (g)	166	166
5.094% 9/1/34 (g)	802	797
5.097% 5/1/35 (g)	4,185	4,173
5.108% 1/1/34 (g)	649	649
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.154% 1/1/36 (g)	$ 7,088	$ 7,061
5.179% 5/1/35 (g)	2,657	2,633
5.184% 8/1/33 (g)	948	945
5.202% 6/1/35 (g)	2,911	2,907
5.24% 3/1/35 (g)	390	387
5.294% 7/1/35 (g)	386	386
5.349% 12/1/34 (g)	1,109	1,107
5.5% 3/1/13 to 5/1/25	78,344	77,484
5.59% 5/1/36 (g)	2,633	2,644
6.5% 11/1/11 to 3/1/35	48,744	49,501
7% 12/1/07 to 5/1/32	6,614	6,752
7.5% 6/1/12 to 11/1/31	444	456
11.5% 11/1/15	170	184
TOTAL FANNIE MAE		440,983
Freddie Mac - 2.3%
3.946% 3/1/34 (g)	7,421	7,216
4.042% 12/1/34 (g)	683	672
4.086% 12/1/34 (g)	988	972
4.133% 1/1/35 (g)	961	945
4.26% 3/1/35 (g)	872	859
4.285% 3/1/34 (g)	7,308	7,145
4.288% 5/1/35 (g)	1,542	1,521
4.3% 12/1/34 (g)	1,005	975
4.324% 10/1/34 (g)	1,706	1,692
4.33% 2/1/35 (g)	1,902	1,875
4.331% 1/1/35 (g)	2,307	2,276
4.383% 2/1/35 (g)	1,076	1,044
4.408% 8/1/35 (g)	18,413	18,093
4.441% 2/1/34 (g)	932	914
4.445% 3/1/35 (g)	976	950
4.457% 6/1/35 (g)	1,302	1,283
4.461% 3/1/35 (g)	1,074	1,045
4.545% 2/1/35 (g)	1,560	1,520
4.783% 10/1/32 (g)	124	125
4.86% 3/1/33 (g)	363	361
4.929% 11/1/35 (g)	4,250	4,209
5.004% 4/1/35 (g)	4,715	4,684
5.258% 1/1/36 (g)	4,445	4,424
5.321% 6/1/35 (g)	3,284	3,256
5.5% 8/1/21 (e)	28,672	28,348
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.5% 7/1/23 to 4/1/24	$ 15,923	$ 15,601
5.512% 8/1/33 (g)	421	421
5.621% 12/1/35 (g)	7,542	7,568
5.639% 4/1/32 (g)	166	168
5.886% 6/1/35 (g)	2,100	2,112
7.5% 7/1/34	19,041	19,822
8.5% 5/1/27 to 7/1/28	496	533
12% 11/1/19	45	50
TOTAL FREDDIE MAC		142,679
Government National Mortgage Association - 0.1%
4.25% 7/20/34 (g)	1,387	1,368
7% 11/15/27 to 8/15/32	6,398	6,635
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		8,003
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $598,895)		591,665
Asset-Backed Securities - 19.9%

Accredited Mortgage Loan Trust:
Series 2003-2 Class A1, 4.23% 10/25/33	4,132	3,961
Series 2003-3 Class A1, 4.46% 1/25/34	4,055	3,835
Series 2004-2 Class A2, 5.685% 7/25/34 (g)	11,064	11,101
Series 2004-4 Class A2D, 5.735% 1/25/35 (g)	1,874	1,880
ACE Securities Corp.:
Series 2003-HE1:
Class M1, 6.035% 11/25/33 (g)	1,852	1,860
Class M2, 7.085% 11/25/33 (g)	1,228	1,242
Series 2004-OP1 Class M1, 5.905% 4/25/34 (g)	835	839
Series 2006-OP1 Class M1, 5.6025% 4/25/36 (g)	8,000	8,000
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (d)	8,000	7,808
American Express Credit Account Master Trust Series 2004-C Class C, 5.8688% 2/15/12 (d)(g)	7,151	7,169
AmeriCredit Automobile Receivables Trust:
Series 2004-1:
Class B, 3.7% 1/6/09	675	670
Class C, 4.22% 7/6/09	720	709
Class D, 5.07% 7/6/10	5,065	5,009
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Automobile Receivables Trust: - continued
Series 2004-CA Class A4, 3.61% 5/6/11	$ 2,505	$ 2,445
Series 2005-1 Class D, 5.04% 5/6/11	9,500	9,333
Series 2005-CF Class A4, 4.63% 6/6/12	11,130	10,922
Series 2005-DA Class A4, 5.02% 11/6/12	15,975	15,814
Series 2006-1 Class D, 5.49% 4/6/12	4,635	4,595
Series 2006-RM Class A1, 5.37% 10/6/09	14,000	13,988
Ameriquest Mortgage Securities, Inc.:
Series 2004-R10:
Class M1, 6.085% 11/25/34 (g)	5,485	5,520
Class M5, 6.535% 11/25/34 (g)	2,425	2,458
Series 2004-R11 Class M1, 6.045% 11/25/34 (g)	8,015	8,075
Series 2004-R3 Class M2, 6.535% 5/25/34 (g)	11,810	11,959
Series 2004-R9 Class M5, 6.785% 10/25/34 (g)	885	900
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 5.715% 6/25/32 (g)	981	984
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (d)	15,900	15,552
Argent Securities Trust Series 2006-M1:
Class M7, 6.385% 7/25/36 (g)	4,400	4,400
Class M8, 6.585% 7/25/36 (g)	4,400	4,400
Argent Securities, Inc.:
Series 2003-W3 Class M2, 7.185% 9/25/33 (g)	14,400	14,571
Series 2003-W7:
Class A2, 5.775% 3/1/34 (g)	976	978
Class M1, 6.075% 3/1/34 (g)	11,700	11,790
Series 2003-W9 Class M1, 6.075% 3/25/34 (g)	8,200	8,247
Series 2004-W11 Class M2, 6.085% 11/25/34 (g)	3,030	3,066
Series 2004-W5 Class M1, 5.985% 4/25/34 (g)	3,990	3,995
Arran Funding Ltd. Series 2005-A Class C, 5.1875% 12/15/10 (g)	14,290	14,286
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 5.7288% 12/15/33 (g)	753	755
Series 2004-HE3 Class M2, 6.505% 6/25/34 (g)	3,325	3,361
Series 2005-HE2:
Class M1, 5.835% 3/25/35 (g)	7,116	7,156
Class M2, 5.885% 3/25/35 (g)	1,780	1,794
Series 2005-HE3 Class A4, 5.585% 4/25/35 (g)	10,209	10,213
Series 2006-HE2 Class M3, 5.775% 3/25/36 (g)	3,195	3,201
Bayview Financial Asset Trust Series 2003-F Class A, 5.9% 9/28/43 (g)	4,804	4,806
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.85% 2/28/44 (g)	3,656	3,663
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Asset Backed Securities I Series 2004-HE8:
Class M1, 6.035% 9/25/34 (g)	$ 7,205	$ 7,250
Class M2, 6.585% 9/25/34 (g)	3,570	3,589
BMW Vehicle Owner Trust Series 2005-A Class B, 4.42% 4/25/11	3,965	3,896
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 5.7438% 6/15/10 (g)	4,675	4,697
Series 2006-1 Class B, 5.26% 10/15/10	2,055	2,037
Capital One Auto Finance Trust:
Series 2005-BSS:
Class B, 4.32% 5/15/10	5,385	5,270
Series D, 4.8% 9/15/12	4,585	4,438
Series 2006-B Class A3A, 5.45% 2/15/11	12,500	12,512
Capital One Master Trust:
Series 2001-1 Class B, 5.8788% 12/15/10 (g)	8,715	8,753
Series 2001-6 Class C, 6.7% 6/15/11 (d)	13,900	14,200
Series 2001-8A Class A, 4.6% 8/17/09	7,450	7,437
Capital One Prime Auto Receivable Trust Series 2005-1 Class B, 4.58% 8/15/12	7,118	6,948
Caterpillar Financial Asset Trust Series 2006-A:
Class A3, 5.57% 5/25/10	12,300	12,299
Class B, 5.71% 6/25/12	13,600	13,596
CDC Mortgage Capital Trust Series 2002-HE2 Class M1, 6.085% 1/25/33 (g)	4,639	4,641
Chase Credit Card Master Trust Series 2003-6 Class B, 5.7188% 2/15/11 (g)	9,850	9,914
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.5688% 5/15/09 (g)	4,125	4,125
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.8388% 6/15/12 (g)	13,025	13,098
Series 2006-C3 Class C3, 5.5988% 6/15/11 (g)	12,500	12,500
CIT Equipment Collateral Trust Series 2006-VT1:
Class A3, 5.13% 12/21/08	12,130	12,084
Class B, 5.23% 2/20/13	4,067	4,054
Class D, 5.48% 2/20/13	4,521	4,489
Citibank Credit Card Issuance Trust:
Series 2002-C1 Class C1, 6.15% 2/9/09 (g)	13,600	13,652
Series 2003-C1 Class C1, 6.5888% 4/7/10 (g)	12,200	12,385
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 5.795% 12/25/33 (d)(g)	5,651	5,651
CNH Equipment Trust Series 2005-B Class B, 4.57% 7/16/12	3,195	3,066
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
College Loan Corp. Trust I Series 2006-1 Class AIO, 10% 7/25/08 (i)	$ 24,670	$ 4,622
Countrywide Home Loans, Inc.:
Series 2004-2:
Class 3A4, 5.635% 7/25/34 (g)	2,067	2,068
Class M1, 5.885% 5/25/34 (g)	5,200	5,220
Series 2004-3 Class 3A4, 5.635% 8/25/34 (g)	3,752	3,757
Series 2004-4:
Class A, 5.755% 8/25/34 (g)	859	860
Class M1, 5.865% 7/25/34 (g)	3,650	3,672
Class M2, 5.915% 6/25/34 (g)	4,405	4,428
Series 2005-1 Class M1, 5.805% 8/25/35 (g)	2,755	2,763
CPS Auto Receivables Trust:
Series 2006-A Class A2, 5.22% 1/15/10 (d)	2,996	2,985
Series 2006-B Class A3, 5.73% 6/15/16 (d)	5,720	5,748
Credit-Based Asset Backed Servicing and Securitization Mortgage Loan Certificates Series 2006-SC1 Class A, 5.655% 5/25/36 (d)(g)	6,894	6,896
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A Class C, 5.074% 6/15/35 (d)	3,662	3,575
CS First Boston Mortgage Securities Corp.:
Series 2003-6 Class M2, 7.055% 2/25/34 (g)	735	746
Series 2005-FIX1 Class A2, 4.31% 5/25/35	7,980	7,826
DaimlerChrysler Auto Trust Series 2004-B Class B, 3.89% 1/8/11	3,230	3,155
Discover Card Master Trust I Series 2003-4 Class B1, 5.6988% 5/16/11 (g)	11,240	11,298
Diversified REIT Trust Series 2000-1A Class A2, 6.971% 3/8/10 (d)	5,800	5,922
Drive Auto Receivables Trust:
Series 2005-1 Class A3, 3.75% 4/15/09 (d)	4,020	3,983
Series 2005-3 Class A3, 4.99% 10/15/10 (d)	10,525	10,442
Series 2006-1 Class A3, 5.49% 4/15/11 (d)	7,360	7,360
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 5.6867% 5/28/35 (g)	2,246	2,246
Class AB3, 5.8394% 5/28/35 (g)	919	919
Class AB8, 5.7933% 5/28/35 (g)	219	219
Fieldstone Mortgage Investment Corp. Series 2006-2:
Class 2A2, 5.555% 7/25/36 (g)	5,670	5,670
Class M1, 5.695% 7/25/36 (g)	11,330	11,330
First Franklin Mortgage Loan Trust Series 2006-FF4N Class N1, 5.5% 3/25/36 (d)	2,821	2,817
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (d)	$ 4,955	$ 4,909
Ford Credit Auto Owner Trust Series 2005-A:
Class A4, 3.72% 10/15/09	15,900	15,526
Class B, 3.88% 1/15/10	2,230	2,165
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 5.835% 2/25/34 (g)	468	469
Class M2, 5.885% 2/25/34 (g)	800	801
Series 2004-A Class M2, 6.535% 1/25/34 (g)	4,684	4,709
Series 2004-C Class 2A2, 5.935% 8/25/34 (g)	9,730	9,778
Series 2004-D:
Class M4, 6.335% 11/25/34 (g)	1,160	1,170
Class M5, 6.385% 11/25/34 (g)	965	974
Series 2005-A Class 2A2, 5.625% 2/25/35 (g)	7,007	7,012
Series 2006-A:
Class M1, 5.685% 5/25/36 (g)	10,000	9,996
Class M2, 5.705% 5/25/36 (g)	6,000	6,009
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	5,760	5,658
GE Business Loan Trust Series 2005-2 Class IO, 0.5242% 9/15/17 (d)(i)	541,760	5,439
Greenpoint Credit LLC Series 2001-1 Class 1A, 5.7181% 4/20/32 (g)	2,851	2,850
GSAMP Trust:
Series 2002-NC1 Class A2, 5.705% 7/25/32 (g)	26	26
Series 2003-HE2 Class M1, 6.035% 8/25/33 (g)	2,985	2,999
Series 2004-HE1 Class M1, 5.935% 5/25/34 (g)	2,078	2,078
Series 2005-MTR1 Class A1, 5.525% 10/25/35 (g)	8,787	8,787
Series 2006-NC2 Class M4, 5.735% 6/25/36 (g)	9,945	9,953
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 6.465% 5/25/30 (d)(g)	16,485	16,485
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 7.3781% 9/20/09 (d)(g)	14,800	14,821
Home Equity Asset Trust:
Series 2002-2 Class A4, 5.735% 6/25/32 (g)	33	33
Series 2003-3 Class A4, 5.845% 2/25/33 (g)	2	2
Series 2003-5:
Class A2, 5.735% 12/25/33 (g)	425	426
Class M2, 7.115% 12/25/33 (g)	1,505	1,531
Series 2003-7 Class A2, 5.765% 3/25/34 (g)	1,014	1,014
Series 2003-8 Class M1, 6.105% 4/25/34 (g)	3,860	3,898
Series 2004-1 Class M2, 6.585% 6/25/34 (g)	3,075	3,106
Series 2004-2 Class A2, 5.675% 7/25/34 (g)	482	482
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2004-3:
Class M1, 5.955% 8/25/34 (g)	$ 2,035	$ 2,045
Class M2, 6.585% 8/25/34 (g)	2,220	2,250
Series 2004-6 Class A2, 5.735% 12/25/34 (g)	2,917	2,924
Series 2005-1 Class M3, 5.885% 5/25/35 (g)	4,655	4,678
Household Automotive Trust Series 2004-1 Class A4, 3.93% 7/18/11	4,630	4,521
Household Home Equity Loan Trust Series 2003-2 Class M, 5.9581% 9/20/33 (g)	699	699
Household Mortgage Loan Trust Series 2004-HC1 Class A, 5.7281% 2/20/34 (g)	1,613	1,615
Household Private Label Credit Card Master Note Trust I Series 2002-2 Class B, 5.9188% 1/18/11 (g)	5,900	5,915
HSBC Automotive Trust:
Series 2006-1 Class A3, 5.43% 6/17/11	9,400	9,411
Series 2006-2 Class A4, 5.67% 6/17/13	16,500	16,610
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.8381% 1/20/35 (g)	1,455	1,458
Class M2, 5.8681% 1/20/35 (g)	1,090	1,094
Series 2005-3 Class A1, 5.5269% 1/20/35 (g)	8,949	8,957
Hyundai Auto Receivables Trust:
Series 2005-A:
Class B, 4.2% 2/15/12	4,245	4,137
Class C, 4.22% 2/15/12	720	705
Series 2006-1:
Class B, 5.29% 11/15/12	690	687
Class C, 5.34% 11/15/12	895	892
John Deere Owner Trust Series 2006-A Class A3, 5.38% 7/15/10	14,905	14,908
Lancer Funding Ltd. Series 2006-1A Class A3, 7.1856% 4/6/46 (d)(g)	3,981	3,991
Long Beach Mortgage Loan Trust Series 2006-6:
Class 2A3, 5.5438% 7/25/36 (g)	10,340	10,340
Class M4, 5.7538% 7/25/36 (g)	3,065	3,065
Class M5, 5.7838% 7/25/36 (g)	1,915	1,915
Class M6, 5.8438% 7/25/36 (g)	1,915	1,915
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (d)	4,224	4,153
Series 2006-1A:
Class B, 5.827% 4/20/28 (d)	1,365	1,366
Class C, 6.125% 4/20/28 (d)	1,365	1,366
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 5.7288% 1/15/09 (g)	$ 23,897	$ 23,895
Series 2002-B1 Class B1, 5.15% 7/15/09	5,235	5,223
Series 2002-B2 Class B2, 5.7488% 10/15/09 (g)	19,400	19,447
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 5.8369% 9/15/10 (g)	8,000	8,037
Series 1998-G Class B, 5.7688% 2/17/09 (g)	9,200	9,203
Series 2000-L Class B, 5.8688% 4/15/10 (g)	3,350	3,364
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 5.885% 7/25/34 (g)	2,105	2,109
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-OPT1 Class M1, 6.035% 7/25/34 (g)	6,480	6,520
Series 2004-CB6 Class A1, 5.715% 7/25/35 (g)	1,409	1,412
Morgan Stanley ABS Capital I, Inc.:
Series 2004-HE6 Class A2, 5.725% 8/25/34 (g)	2,151	2,157
Series 2004-WMC3 Class M5, 6.335% 1/25/35 (g)	5,425	5,490
Series 2006-HE4 Class M4, 5.735% 6/25/36 (g)	6,060	6,060
Series 2006-NC4 Class A2D, 5.625% 6/25/36 (g)	7,135	7,136
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.885% 1/25/32 (g)	2,796	2,799
Series 2002-AM3 Class A3, 5.875% 2/25/33 (g)	470	472
Series 2002-NC1 Class M1, 6.585% 2/25/32 (d)(g)	2,937	3,019
Series 2003-NC1 Class M1, 6.435% 11/25/32 (g)	2,410	2,417
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(g)(i)	7,900	2,178
National Collegiate Student Loan Trust:
Series 2004-1 Class AIO, 5.5% 4/25/11 (i)	6,385	1,381
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	7,415	3,137
Series 2005-2 Class AIO, 7.73% 3/25/12 (i)	4,760	1,199
Series 2005-3W Class AIO1, 4.8% 7/25/12 (i)	15,875	2,705
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	3,500	732
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	4,445	4,330
Nissan Auto Lease Trust Series 2005-A Class A3, 4.7% 10/15/08	12,080	11,987
Nissan Auto Receivables Owner Trust Series 2005-A Class A4, 3.82% 7/15/10	4,730	4,607
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 4.74% 10/30/45	6,550	6,435
Novastar Mortgage Funding Trust Series 2006-2 Class M1, 5.655% 6/25/36 (g)	7,145	7,146
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	3,286	3,254
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-4 Class A2A1, 5.505% 8/25/36 (g)	$ 8,087	$ 8,088
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 6.485% 1/25/35 (g)	7,490	7,597
Series 2004-WCW1:
Class M1, 6.015% 9/25/34 (g)	2,590	2,622
Class M2, 6.065% 9/25/34 (g)	1,545	1,559
Class M3, 6.635% 9/25/34 (g)	2,950	2,986
Series 2004-WCW2:
Class A2, 5.765% 10/25/34 (g)	2,144	2,147
Class M3, 5.935% 7/25/35 (g)	2,190	2,202
Series 2004-WHQ2 Class A3E, 5.805% 2/25/35 (g)	3,222	3,230
Series 2004-WWF1:
Class M2, 6.065% 2/25/35 (g)	8,715	8,803
Class M3, 6.125% 2/25/35 (g)	1,075	1,088
People's Choice Home Loan Securities Trust Series 2005-1 Class M4, 6.285% 1/25/35 (g)	1,650	1,666
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (d)	10,210	10,159
Residential Asset Mortgage Products, Inc.:
Series 2003-RS9 Class MII2, 7.185% 10/25/33 (g)	1,295	1,323
Series 2003-RZ2 Class A1, 3.6% 4/25/33	1,819	1,767
Series 2004-RS10 Class MII2, 6.635% 10/25/34 (g)	10,200	10,404
Series 2005-SP2 Class 1A1, 5.535% 5/25/44 (g)	4,792	4,793
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (d)	2,413	2,308
SBA CMBS Trust Series 2005-1A:
Class D, 6.219% 11/15/35 (d)	5,280	5,260
Class E, 6.706% 11/15/35 (d)	1,410	1,392
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1:
Class A2, 5.635% 2/25/34 (g)	1,550	1,550
Class M1, 5.905% 2/25/34 (g)	2,920	2,930
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A1, 5.84% 5/20/18 (d)	9,485	9,548
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 5.11% 6/15/21 (g)	8,200	8,246
Series 2004-A:
Class B, 5.9094% 6/15/33 (g)	2,100	2,129
Class C, 6.2794% 6/15/33 (g)	4,915	4,974
Series 2004-B Class C, 5.78% 9/15/33 (g)	8,600	8,598
SLMA Student Loan Trust Series 2005-7 Class A3, 4.41% 7/25/25	9,600	9,428
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Structured Asset Securities Corp. Series 2005-5N Class 3A1A, 5.685% 11/25/35 (g)	$ 10,042	$ 10,050
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.8188% 3/15/11 (d)(g)	11,595	11,595
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.5688% 6/15/10 (g)	5,350	5,360
Terwin Mortgage Trust Series 2003-4HE Class A1, 5.815% 9/25/34 (g)	952	956
Textron Financial Floorplan Master Note Trust Series 2006-1A Class A, 5.4269% 4/13/11 (d)(g)	10,000	10,000
Triad Auto Receivables Owner Trust Series 2002-A Class A4, 3.24% 8/12/09	3,499	3,496
Volkswagen Auto Lease Trust:
Series 2004-A Class A3, 2.84% 7/20/07	3,149	3,141
Series 2005-A Class A4, 3.94% 10/20/10	13,930	13,702
Series 2006-A Class A3, 5.5% 9/21/09	5,000	5,010
WFS Financial Owner Trust:
Series 2004-3 Class A4, 3.93% 2/17/12	15,000	14,708
Series 2004-4 Class D, 3.58% 5/17/12	2,182	2,139
Series 2005-1 Class D, 4.09% 8/15/12	1,894	1,861
Series 2005-3 Class C, 4.54% 5/17/13	3,240	3,174
Whinstone Capital Management Ltd. Series 1A Class B3, 6.385% 10/25/44 (d)(g)	12,500	12,500
World Omni Auto Receivables Trust Series 2005-A Class A3, 3.54% 6/12/09	4,089	4,040
TOTAL ASSET-BACKED SECURITIES (Cost $1,228,782)		1,225,521
Collateralized Mortgage Obligations - 15.0%

Private Sponsor - 7.3%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 5.785% 1/25/34 (g)	1,873	1,881
Series 2004-2 Class 7A3, 5.785% 2/25/35 (g)	4,113	4,127
Series 2004-4 Class 5A2, 5.785% 3/25/35 (g)	1,628	1,631
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 5.575% 5/25/46 (g)	9,350	9,347
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6 Class 1A1, 5.1058% 8/25/35 (g)	10,922	10,845
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.665% 1/25/35 (g)	2,655	2,659
Series 2005-2 Class 1A1, 5.635% 3/25/35 (g)	6,468	6,469
Series 2005-5 Class 1A1, 5.605% 7/25/35 (g)	4,562	4,561
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Citigroup Mortgage Loan Trust Series 2006-NC1:
Class M4, 5.74% 8/25/36 (g)	$ 7,754	$ 7,754
Class M5, 5.77% 8/25/36 (g)	5,550	5,550
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)	4,795	4,781
Countrywide Home Loans, Inc. sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	2,972	2,957
Series 2002-32 Class 2A3, 5% 1/25/18	51	51
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 5.755% 5/25/34 (g)	825	825
Series 2004-AR5 Class 11A2, 5.755% 6/25/34 (g)	1,180	1,181
Series 2004-AR8 Class 8A2, 5.765% 9/25/34 (g)	1,632	1,640
Granite Master Issuer PLC floater:
Series 2005-2 Class C1, 5.6894% 12/20/54 (g)	6,750	6,749
Series 2005-4:
Class C1, 5.6194% 12/20/54 (g)	5,200	5,200
Class M2, 5.4694% 12/20/54 (g)	5,000	5,000
Series 2006-1A Class C2, 5.7894% 12/20/54 (d)(g)	4,400	4,399
Series 2006-2:
Class C1, 5.97% 12/20/54 (g)	11,475	11,477
Class M2, 5.73% 12/20/54 (g)	3,000	3,001
Granite Mortgages PLC floater:
Series 2003-1 Class 1C, 6.95% 1/20/43 (g)	4,025	4,097
Series 2003-3 Class 1C, 6.95% 1/20/44 (g)	3,650	3,730
Series 2004-2 Class 1C, 6.1138% 6/20/44 (g)	551	552
Holmes Financing No. 8 PLC floater Series 2:
Class B, 5.6769% 7/15/40 (g)	2,700	2,701
Class C, 6.2269% 7/15/40 (g)	6,205	6,215
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.835% 10/25/34 (g)	5,619	5,641
HSI Asset Securitization Corp. Trust floater Series 2006-WMC1 Class M-3, 5.72% 7/25/36 (g)	7,100	7,100
Impac CMB Trust floater:
Series 2004-6 Class 1A2, 5.775% 10/25/34 (g)	1,629	1,633
Series 2004-9:
Class M2, 6.035% 1/25/35 (g)	1,965	1,972
Class M3, 6.085% 1/25/35 (g)	1,456	1,460
Class M4, 6.435% 1/25/35 (g)	743	745
Series 2005-1:
Class M1, 5.845% 4/25/35 (g)	1,768	1,772
Class M2, 5.885% 4/25/35 (g)	3,088	3,094
Class M3, 5.915% 4/25/35 (g)	759	762
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9596% 11/25/35 (g)	$ 1,715	$ 1,680
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.7838% 9/26/45 (d)(g)	4,268	4,275
Lehman XS Trust floater Series 2006-GP1 Class A1, 5.475% 5/25/46 (g)	15,378	15,378
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,156	1,136
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.236% 8/25/17 (g)	4,407	4,452
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 5.655% 3/25/35 (g)	3,426	3,434
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 5.775% 3/25/28 (g)	5,612	5,644
Series 2003-F Class A2, 5.42% 10/25/28 (g)	6,147	6,151
Series 2004-B Class A2, 5.5875% 6/25/29 (g)	4,180	4,179
Series 2004-C Class A2, 5.01% 7/25/29 (g)	5,440	5,432
Series 2004-D Class A2, 5.3238% 9/25/29 (g)	4,302	4,302
Series 2005-B Class A2, 5.5475% 7/25/30 (g)	4,208	4,209
Series 2003-E Class XA1, 0.9453% 10/25/28 (g)(i)	28,168	214
Series 2003-G Class XA1, 1% 1/25/29 (i)	24,668	192
Series 2003-H Class XA1, 1% 1/25/29 (d)(i)	21,385	191
MortgageIT Trust floater Series 2004-2:
Class A1, 5.755% 12/25/34 (g)	3,450	3,447
Class A2, 5.835% 12/25/34 (g)	4,668	4,711
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.675% 7/25/35 (g)	8,456	8,465
Permanent Financing No. 3 PLC floater Series 2 Class C, 6.35% 6/10/42 (g)	2,900	2,908
Permanent Financing No. 4 PLC floater Series 2:
Class C, 6.02% 6/10/42 (g)	6,790	6,817
Class M, 5.63% 6/10/42 (g)	1,620	1,619
Permanent Financing No. 9 PLC floater Series 9A:
Class 1C, 5.6% 6/10/42 (d)(g)	2,450	2,449
Class 2C, 5.68% 6/10/42 (d)(g)	4,465	4,464
Class 3C, 5.8% 6/10/42 (d)(g)	3,845	3,844
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	3,349	3,360
Series 2005-AR5 Class 1A1, 4.8362% 9/19/35 (g)	3,062	3,032
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Resmae Mortgage Loan Trust floater Series 2006-1 Class A2A, 5.485% 2/25/36 (d)(g)	$ 6,504	$ 6,504
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (d)	2,626	2,629
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (d)(i)	78,069	270
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 5.27% 9/20/33 (g)	2,046	2,046
Series 2003-6 Class A2, 4.69% 11/20/33 (g)	4,277	4,276
Series 2003-7 Class A2, 5.6419% 1/20/34 (g)	4,679	4,679
Series 2004-2 Class A, 5.21% 3/20/34 (g)	2,124	2,123
Series 2004-3 Class A, 5.3063% 5/20/34 (g)	4,662	4,661
Series 2004-4 Class A, 5.48% 5/20/34 (g)	4,153	4,152
Series 2004-5 Class A3, 5.5769% 6/20/34 (g)	4,213	4,214
Series 2004-6 Class A3A, 5.8275% 6/20/35 (g)	2,915	2,919
Series 2004-8 Class A2, 5.31% 9/20/34 (g)	4,089	4,091
Series 2005-1 Class A2, 5.8325% 2/20/35 (g)	3,197	3,203
Series 2003-8 Class X1, 0.7679% 1/20/34 (g)(i)	126,610	669
Series 2004-1 Class X1, 0.8% 2/20/34 (i)	27,254	153
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 5.585% 6/25/35 (g)	3,266	3,266
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1872% 10/20/35 (g)	1,370	1,347
WaMu Mortgage pass thru certificates floater:
Series 2005-AR11 Class A1C1, 5.585% 8/25/45 (g)	4,692	4,693
Series 2005-AR13 Class A1C1, 5.575% 10/25/45 (g)	4,268	4,269
Series 2006-AR7 Class C1B1, 5.445% 7/25/46 (g)	8,516	8,516
WaMu Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	895	917
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-14 Class 1A1, 4.75% 12/25/18	6,435	6,160
Series 2004-M Class A3, 4.6748% 8/25/34 (g)	8,988	8,924
Series 2005-AR10 Class 2A2, 4.1096% 6/25/35 (g)	25,213	24,679
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	18,905	18,447
Series 2005-AR4 Class 2A2, 4.5306% 4/25/35 (g)	31,452	30,637
Series 2005-AR9 Class 2A1, 4.3622% 5/25/35 (g)	28,621	28,228
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (g)	14,165	13,982
TOTAL PRIVATE SPONSOR		450,198
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 7.7%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	$ 5,987	$ 6,076
Series 2003-24 Class PB, 4.5% 12/25/12	11,478	11,365
Series 2006-53 Class WB, 6% 12/25/31	7,925	7,996
Series 2006-64 Class PA, 5.5% 2/25/30	42,313	42,161
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-113 Class PJ, 3.5% 2/25/13	10,250	10,004
Series 2003-122 Class TU, 4% 5/25/16	12,635	12,382
Series 2005-67 Class HD, 5.5% 12/25/30	11,138	11,017
Series 2006-4 Class PB, 6% 9/25/35	20,000	20,167
Series 2006-49 Class CA, 6% 2/25/31	38,736	39,042
Series 2006-54 Class PE, 6% 2/25/33	11,466	11,558
sequential pay:
Series 2001-40 Class Z, 6% 8/25/31	5,617	5,638
Series 2002-56 Class MC, 5.5% 9/25/17	4,212	4,192
Series 2003-123 Class AB, 4% 10/25/16	11,469	11,035
Series 2003-76 Class BA, 4.5% 3/25/18	16,291	15,704
Series 2004-3 Class BA, 4% 7/25/17	670	640
Series 2004-45 Class AV, 4.5% 10/25/22	5,055	4,971
Series 2004-86 Class KC, 4.5% 5/25/19	2,884	2,765
Series 2004-91 Class AH, 4.5% 5/25/29	5,852	5,653
Series 2004-31 Class IA, 4.5% 6/25/10 (i)	2,599	35
Freddie Mac sequential pay:
Series 2114 Class ZM, 6% 1/15/29	2,553	2,564
Series 2508 Class UL, 5% 12/15/16	5,212	5,145
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1215 Class H, 7.5% 3/15/07	234	233
Series 2358 Class PD, 6% 9/15/16	3,707	3,739
Series 2394 Class KD, 6% 12/15/16	5,187	5,240
Series 2417 Class EH, 6% 2/15/17	2,675	2,703
Series 2489 Class PD, 6% 2/15/31	2,268	2,271
Series 2535 Class PC, 6% 9/15/32	7,585	7,604
Series 2587 Class WG, 4.5% 8/15/15	12,830	12,620
Series 2617 Class TH, 4.5% 5/15/15	9,310	9,077
Series 2625 Class QX, 2.25% 3/15/22	1,024	998
Series 2640 Class QG, 2% 4/15/22	1,319	1,281
Series 2656 Class BW, 4.5% 4/15/28	9,330	9,056
Series 2660 Class ML, 3.5% 7/15/22	45,945	44,886
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2690 Class PD, 5% 2/15/27	$ 12,140	$ 11,932
Series 2702 Class AB, 4.5% 7/15/27	22,260	21,577
Series 2755 Class LC, 4% 6/15/27	9,078	8,647
Series 2901 Class UM, 4.5% 1/15/30	22,921	22,266
Series 3018 Class UD, 5.5% 9/15/30	6,819	6,755
sequential pay:
Series 2523 Class JB, 5% 6/15/15	4,506	4,476
Series 2609 Class UJ, 6% 2/15/17	6,472	6,523
Series 2635 Class DG, 4.5% 1/15/18	18,263	17,630
Series 2780 Class A, 4% 12/15/14	17,365	16,724
Series 2786 Class GA, 4% 8/15/17	7,601	7,267
Series 2809 Class UA, 4% 12/15/14	3,696	3,610
Series 2970 Class YA, 5% 9/15/18	7,653	7,545
Series 3077 Class GA, 4.5% 8/15/19	12,239	11,846
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	1,690	1,700
TOTAL U.S. GOVERNMENT AGENCY		478,316
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $932,612)		928,514
Commercial Mortgage Securities - 9.1%

280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0061% 2/3/11 (d)(g)(i)	83,929	3,191
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	306	308
Series 1997-D5 Class PS1, 1.7254% 2/14/43 (g)(i)	59,203	2,307
Banc of America Commercial Mortgage, Inc.:
sequential pay Series 2005-1 Class A2, 4.64% 11/10/42	11,035	10,895
Series 2002-2 Class XP, 2.0159% 7/11/43 (d)(g)(i)	42,920	2,030
Series 2004-6 Class XP, 0.6075% 12/10/42 (g)(i)	54,288	1,098
Series 2005-4 Class XP, 0.3574% 7/10/45 (g)(i)	67,894	684
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class C, 5.8388% 11/15/15 (d)(g)	$ 1,070	$ 1,072
Class D, 5.9188% 11/15/15 (d)(g)	1,665	1,669
Class F, 6.2688% 11/15/15 (d)(g)	1,190	1,193
Class H, 6.7688% 11/15/15 (d)(g)	1,070	1,073
Class J, 7.3188% 11/15/15 (d)(g)	1,105	1,108
Class K, 7.9688% 11/15/15 (d)(g)	995	994
Series 2006-LAQ:
Class H, 6.025% 2/9/21 (d)(g)	2,790	2,801
Class J, 6.115% 2/9/21 (d)(g)	2,010	2,018
Class K, 6.345% 2/9/21 (d)(g)	5,575	5,593
Series 2006-ESH:
Class A, 6.2288% 7/14/11 (d)(g)	5,752	5,741
Class B, 6.3288% 7/14/11 (d)(g)	2,868	2,860
Class C, 6.4788% 7/14/11 (d)(g)	5,745	5,724
Class D, 7.1088% 7/14/11 (d)(g)	3,291	3,281
Series 2006-LAQ Class X1, 0.6974% 2/9/21 (d)(g)(i)	521,349	3,800
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 5.965% 12/25/33 (d)(g)	10,542	10,575
Series 2004-1:
Class A, 5.745% 4/25/34 (d)(g)	4,922	4,935
Class B, 7.285% 4/25/34 (d)(g)	511	517
Class M1, 5.945% 4/25/34 (d)(g)	447	449
Class M2, 6.585% 4/25/34 (d)(g)	384	388
Series 2004-2:
Class A, 5.815% 8/25/34 (d)(g)	4,617	4,634
Class M1, 5.965% 8/25/34 (d)(g)	1,490	1,498
Series 2004-3:
Class A1, 5.755% 1/25/35 (d)(g)	5,184	5,200
Class A2, 5.805% 1/25/35 (d)(g)	729	730
Series 2005-4A:
Class A2, 5.775% 1/25/36 (d)(g)	6,347	6,355
Class B1, 6.785% 1/25/36 (d)(g)	481	486
Class M1, 5.835% 1/25/36 (d)(g)	2,020	2,025
Class M2, 5.855% 1/25/36 (d)(g)	673	675
Class M3, 5.885% 1/25/36 (d)(g)	866	867
Class M4, 5.995% 1/25/36 (d)(g)	481	483
Class M5, 6.035% 1/25/36 (d)(g)	481	483
Class M6, 6.085% 1/25/36 (d)(g)	481	482
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class A2, 5.745% 4/25/36 (d)(g)	$ 2,439	$ 2,439
Class M1, 5.765% 4/25/36 (d)(g)	743	743
Class M2, 5.785% 4/25/36 (d)(g)	787	787
Class M3, 5.805% 4/25/36 (d)(g)	675	675
Class M4, 5.905% 4/25/36 (d)(g)	384	384
Class M5, 5.945% 4/25/36 (d)(g)	369	369
Class M6, 6.025% 4/25/36 (d)(g)	816	816
Series 2006-2A:
Class A2, 5.665% 7/25/36 (d)(g)	1,885	1,884
Class B1, 6.255% 7/25/36 (d)(g)	679	679
Class B3, 8.085% 7/25/36 (d)(g)	1,133	1,132
Class M1, 5.695% 7/25/36 (d)(g)	1,977	1,977
Class M2, 5.715% 7/25/36 (d)(g)	1,391	1,391
Class M3, 5.735% 7/25/36 (d)(g)	1,094	1,093
Class M4, 5.805% 7/25/36 (d)(g)	732	732
Class M5, 5.855% 7/25/36 (d)(g)	903	903
Class M6, 5.925% 7/25/36 (d)(g)	1,430	1,430
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(i)	53,716	2,924
Series 2006-2A Class IO, 0.8495% 7/25/36 (d)(i)	80,418	7,106
Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW12 Class A2, 5.688% 9/11/38	6,640	6,674
Bear Stearns Commercial Mortgage Securities, Inc.:
floater Series 2004-BBA3 Class E, 6.0688% 6/15/17 (d)(g)	9,160	9,164
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (d)	2,375	2,340
Series 2002-TOP8 Class X2, 2.3128% 8/15/38 (d)(g)(i)	47,286	3,063
Series 2003-PWR2 Class X2, 0.7123% 5/11/39 (d)(g)(i)	94,945	1,824
Series 2004-PWR6 Class X2, 0.8499% 11/11/41 (d)(g)(i)	32,218	913
Series 2005-PWR9 Class X2, 0.4052% 9/11/42 (d)(g)(i)	198,045	3,762
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.7608% 5/15/35 (d)(g)(i)	173,554	9,320
Chase Commercial Mortgage Securities Corp.:
sequential pay Series 1999-2 Class A1, 7.032% 1/15/32	1,031	1,031
Series 2001-245 Class A1, 6.1731% 2/12/16 (d)(g)	7,324	7,397
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup / Deutsche Bank Commercial Mortgage Trust sequential pay Series 2006-CD2 Class A1, 5.302% 1/15/46	$ 9,116	$ 9,073
Citigroup Commercial Mortgage Trust:
sequential pay Series 2005-EMG Class A2, 4.2211% 9/20/51 (d)	3,715	3,567
Series 2004-C2 Class XP, 1.167% 10/15/41 (d)(g)(i)	36,711	1,376
COMM:
floater:
Series 2002-FL6 Class G, 7.2688% 6/14/14 (d)(g)	4,441	4,441
Series 2002-FL7:
Class D, 5.9388% 11/15/14 (d)(g)	554	555
Class H, 7.6188% 11/15/14 (d)(g)	6,613	6,616
Series 2004-LBN2 Class X2, 1.1573% 3/10/39 (d)(g)(i)	15,267	449
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class B, 6.272% 9/15/30 (g)	12,880	13,053
Commercial Mortgage Asset Trust sequential pay Series 1999-C1 Class A3, 6.64% 1/17/32	2,545	2,614
Commercial Mortgage pass thru certificates Series 2005-LP5 Class XP, 0.5565% 5/10/43 (g)(i)	69,331	996
CS First Boston Mortgage Securities Corp.:
floater Series 2005-TFLA:
Class C, 5.6088% 2/15/20 (d)(g)	4,600	4,602
Class E, 5.6988% 2/15/20 (d)(g)	1,670	1,672
Class F, 5.7488% 2/15/20 (d)(g)	1,420	1,421
Class G, 5.8888% 2/15/20 (d)(g)	410	410
Class H, 6.1188% 2/15/20 (d)(g)	585	585
sequential pay Series 2004-C1 Class A2, 3.516% 1/15/37	12,255	11,801
Series 1998-C1 Class D, 7.17% 5/17/40	4,590	4,861
Series 1999-C1 Class E, 8.142% 9/15/41 (g)	6,370	6,820
Series 2001-CK6 Class AX, 0.645% 9/15/18 (i)	124,149	3,651
Series 2003-C3 Class ASP, 1.7652% 5/15/38 (d)(g)(i)	115,576	5,556
Series 2004-C1 Class ASP, 1.0481% 1/15/37 (d)(g)(i)	73,494	2,145
Series 2005-C1 Class ASP, 0.5589% 2/15/38 (d)(g)(i)	341,590	5,407
Series 2005-C2 Class ASP, 0.7626% 4/15/37 (d)(g)(i)	60,207	1,507
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	4,515	4,655
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1:
Class A1A, 7.45% 6/10/33	$ 304	$ 304
Class A1B, 7.62% 6/10/33	6,935	7,403
EQI Financing Partnership I LP Series 1997-1 Class B, 7.37% 12/20/15 (d)	1,559	1,567
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	9,543	9,614
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.7113% 5/15/33 (d)(g)(i)	77,153	2,558
GE Capital Mall Finance Corp. Series 1998-1A Class B2, 7.4977% 9/13/28 (d)(g)	9,550	9,863
GE Commercial Mortgage Corp. sequential pay Series 2004-C3 Class A2, 4.433% 7/10/39	8,525	8,311
GGP Mall Properties Trust:
floater Series 2001-C1A Class A3, 6.0688% 2/15/14 (d)(g)	2,369	2,369
sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (d)	4,930	4,922
Global Signal Trust III Series 2006-1:
Class B, 5.588% 2/15/36 (d)	3,040	3,006
Class C, 5.707% 2/15/36 (d)	3,755	3,717
GMAC Commercial Mortgage Securities, Inc.:
sequential pay:
Series 1997-C2 Class A3, 6.566% 4/15/29	3,395	3,426
Series 2003-C2 Class A1, 4.576% 5/10/40	23,092	22,567
Series 2006-C1 Class XP, 4.975% 11/10/45	6,569	6,498
Series 2004-C3 Class X2, 0.885% 12/10/41 (g)(i)	51,075	1,216
Series 2006-C1 Class XP, 0.3288% 11/10/45 (g)(i)	96,321	900
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (d)	4,000	3,942
Series 2003-C2 Class XP, 1.2234% 1/5/36 (d)(g)(i)	102,181	3,074
Series 2005-GG3 Class XP, 0.9826% 8/10/42 (d)(g)(i)	227,280	6,503
GS Mortgage Securities Corp. II sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	8,695	8,481
Guggenheim Structure Real Estate Funding Ltd. Series 2006-3:
Class B, 5.8% 9/25/46 (d)(g)	3,350	3,350
Class C, 5.95% 9/25/46 (d)(g)	8,400	8,400
Hilton Hotel Pool Trust:
floater Series 2000-HLTA Class A2, 5.7463% 10/3/15 (d)(g)	6,245	6,292
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Hilton Hotel Pool Trust: - continued
sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (d)	$ 2,466	$ 2,548
Series 2000-HLTA Class D, 7.555% 10/3/15 (d)	4,870	5,132
Host Marriott Pool Trust sequential pay Series 1999-HMTA:
Class A, 6.98% 8/3/15 (d)	1,563	1,597
Class B, 7.3% 8/3/15 (d)	1,980	2,077
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential pay Series 2001-C1 Class A2, 5.464% 10/12/35	8,690	8,655
Series 2002-C3 Class X2, 1.2396% 7/12/35 (d)(g)(i)	35,877	1,054
Series 2003-CB7 Class X2, 0.9443% 1/12/38 (d)(g)(i)	16,884	416
Series 2003-LN1 Class X2, 0.8495% 10/15/37 (d)(g)(i)	121,994	2,519
Series 2004-C1 Class X2, 1.1734% 1/15/38 (d)(g)(i)	18,692	618
Series 2004-CB8 Class X2, 1.286% 1/12/39 (d)(g)(i)	23,340	882
LB Commercial Conduit Mortgage Trust sequential pay:
Series 1998-C4 Class A1B, 6.21% 10/15/35	10,171	10,297
Series 1999-C1 Class A2, 6.78% 6/15/31	10,195	10,488
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2003-C3 Class A2, 3.086% 5/15/27	7,510	7,218
Series 2002-C4 Class XCP, 1.6646% 10/15/35 (d)(g)(i)	73,766	2,649
Series 2002-C7 Class XCP, 1.1074% 1/15/36 (d)(g)(i)	73,922	1,547
Series 2003-C1 Class XCP, 1.5174% 12/15/36 (d)(g)(i)	30,983	1,040
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (d)(i)	51,901	1,809
Series 2004-C6 Class XCP, 0.9032% 8/15/36 (d)(g)(i)	63,076	1,429
Series 2006-C1 Class XCP, 0.5208% 2/15/41 (g)(i)	257,598	4,714
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA:
Class J, 7.4088% 12/16/14 (d)(g)	5,585	5,584
Class K1, 7.9088% 12/16/14 (d)(g)	2,850	2,847
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.7848% 7/12/34 (d)(g)(i)	22,776	910
Series 2005-GGP1 Class H, 4.374% 11/15/10 (d)	5,475	5,397
Series 2005-MCP1 Class XP, 0.7656% 6/12/43 (g)(i)	58,599	1,629
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust: - continued
Series 2005-MKB2 Class XP, 0.4555% 9/12/42 (g)(i)	$ 29,005	$ 357
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-2 Class A1, 5.773% 6/12/46	6,313	6,357
Morgan Stanley Capital I Trust Series 2006-T23 Class A1, 5.682% 8/12/41	3,550	3,577
Morgan Stanley Capital I, Inc.:
sequential pay:
Series 1999-LIFE Class A1, 6.97% 4/15/33	2,037	2,068
Series 2003-IQ5 Class A2, 4.09% 4/15/38	3,304	3,240
Series 2003-IQ5 Class X2, 1.0742% 4/15/38 (d)(g)(i)	40,105	1,245
Series 2003-IQ6 Class X2, 0.7264% 12/15/41 (d)(g)(i)	77,110	1,817
Series 2005-HQ5 Class X2, 0.5157% 1/14/42 (g)(i)	64,546	849
Series 2005-IQ9 Class X2, 1.1904% 7/15/56 (d)(g)(i)	57,257	2,373
Series 2005-TOP17 Class X2, 0.7877% 12/13/41 (g)(i)	42,834	1,213
Morgan Stanley Dean Witter Capital I Trust:
floater Series 2002-XLF Class D, 6.2344% 8/5/14 (d)(g)	231	231
Series 2003-HQ2 Class X2, 1.5825% 3/12/35 (d)(g)(i)	61,086	2,980
Series 2003-TOP9 Class X2, 1.6672% 11/13/36 (d)(g)(i)	44,360	2,112
NationsLink Funding Corp.:
sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	449	449
Series 1999-1 Class C, 6.571% 1/20/31	4,150	4,240
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.88% 3/24/18 (d)(g)	5,526	5,536
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (d)	2,154	2,175
Class E3, 7.253% 3/15/13 (d)	4,447	4,538
Wachovia Bank Commercial Mortgage Trust:
floater Series 2005-WL6A:
Class A2, 5.6188% 10/15/17 (d)(g)	5,665	5,667
Class B, 5.6688% 10/15/17 (d)(g)	1,135	1,135
Class D, 5.7988% 10/15/17 (d)(g)	2,270	2,272
sequential pay Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	9,248	8,919
Series 2004-C14 Class PP, 5.3117% 8/15/41 (d)(g)	6,179	5,869
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C23 Class X, 0.0876% 1/15/45 (d)(g)(i)	$ 1,200,227	$ 8,565
Series 2006-C24 Class XP, 0.2791% 3/15/45 (d)(g)(i)	239,165	1,727
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $570,596)		561,857
Foreign Government and Government Agency Obligations - 0.1%

Chilean Republic 5.625% 7/23/07 (Cost $4,211)	4,225	4,230
Commercial Paper - 0.3%

Rockies Express Pipeline LLC 5.7422% 9/20/06 (Cost $15,872)	16,000	15,877
Fixed-Income Funds - 5.8%
	Shares
Fidelity Ultra-Short Central Fund (h) (Cost $360,979)	3,620,176	360,135
Preferred Securities - 0.2%
	Principal Amount (000s)
FINANCIALS - 0.2%
Commercial Banks - 0.2%
Abbey National PLC 7.35% (g)	$ 8,285	8,500
National Westminster Bank PLC 7.75% (g)	5,509	5,758
		14,258
TOTAL PREFERRED SECURITIES (Cost $14,034)		14,258
Cash Equivalents - 8.8%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account dated 7/31/06 due 8/1/06 at:
5.3%	$ 95,280	$ 95,266
5.3% (a)	450,897	450,831
TOTAL CASH EQUIVALENTS (Cost $546,097)		546,097
TOTAL INVESTMENT PORTFOLIO - 108.1% (Cost $6,728,470)		6,673,252
NET OTHER ASSETS - (8.1)%		(502,115)
NET ASSETS - 100%		$ 6,171,137
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Eurodollar Contracts
744 Eurodollar 90 Day Index Contracts	Sept. 2006	$ 733,807	$ (2,155)
744 Eurodollar 90 Day Index Contracts	Dec. 2006	733,863	(1,773)
744 Eurodollar 90 Day Index Contracts	March 2007	734,030	(1,509)
744 Eurodollar 90 Day Index Contracts	June 2007	734,235	(1,130)
744 Eurodollar 90 Day Index Contracts	Sept. 2007	734,365	(378)
744 Eurodollar 90 Day Index Contracts	Dec. 2007	734,402	26
420 Eurodollar 90 Day Index Contracts	March 2008	414,582	122
133 Eurodollar 90 Day Index Contracts	June 2008	131,278	91
TOTAL EURODOLLAR CONTRACTS			(6,706)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Eurodollar Contracts
207 Eurodollar 90 Day Index Contracts	Sept. 2008	$ 204,306	$ 254
156 Eurodollar 90 Day Index Contracts	Dec. 2008	153,954	170
101 Eurodollar 90 Day Index Contracts	March 2009	99,669	101
76 Eurodollar 90 Day Index Contracts	June 2009	74,991	(10)
74 Eurodollar 90 Day Index Contracts	Sept. 2009	73,010	(7)
73 Eurodollar 90 Day Index Contracts	Dec. 2009	72,016	(7)
72 Eurodollar 90 Day Index Contracts	March 2010	71,024	(4)
72 Eurodollar 90 Day Index Contracts	June 2010	71,018	(1)
70 Eurodollar 90 Day Index Contracts	Sept. 2010	69,039	0
69 Eurodollar 90 Day Index Contracts	Dec. 2010	68,047	(1)
22 Eurodollar 90 Day Index Contracts	March 2011	21,695	0
TOTAL EURODOLLAR CONTRACTS			495
			$ (6,211)
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34

	Oct. 2034	$ 1,600	$ 26
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.885% 11/25/34

	Dec. 2034	$ 1,645	$ 28
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.885% 8/25/34	Sept. 2034	1,462	33
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional anount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	1,462	31
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	1,462	35
Receive monthly notional amount multiplied by .42% and pay Bank of America upon default event of Bear Stearns Asset Backed Securities, par value of the notional amount of Bear Stearns Asset Backed Securities Series 2005-HE2 Class M3, 6.175% 2/25/35	March 2035	5,600	(4)
Receive monthly notional amount multiplied by .42% and pay Bank of America upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2005-B Class M7, 6.055% 4/25/35	May 2034	5,600	(4)
Receive monthly notional amount multiplied by .56% and pay Bank of America upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, 6.785% 11/25/34	Dec. 2034	7,000	2
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35

	Feb. 2035	$ 2,400	$ 0
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	1,462	12
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. 6.105% 5/25/35	June 2034	2,400	3
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	1,462	10
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	1,462	13
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,330	0
Receive monthly notional amount multiplied by 1.65% and pay Goldman Sachs upon default event of Fieldstone Mortgage Investment Corp., par value of the notional amount of Fieldstone Mortgage Investment Corp. Series 2004-2 Class M5, 6.3413% 7/25/34	August 2034	2,382	24
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 1,462	$ 3
Receive monthly notional amount multiplied by 1.85% and pay Citibank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-NC2 Class M9, 7.02% 7/25/36	August 2036	4,500	(33)
Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon default event of Morgan Stanley ABS Capital, par value of the notional amount of Morgan Stanley ABS Capital I Series 2006-HE3 Class B3, 7.2225% 4/25/36	May 2036	3,400	(20)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	184	1
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	2,380	10
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	690	1
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	3,625	33
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33

	May 2033	$ 1,462	$ 17
Receive quarterly notional amount multiplied by .25% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6% 10/15/10	July 2007	12,000	18
Receive quarterly notional amount multiplied by .25% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6% 10/15/10	June 2007	4,000	6
Receive quarterly notional amount multiplied by .26% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	10,100	15
Receive quarterly notional amount multiplied by .28% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess 6.65% 8/15/11	March 2007	12,200	20
Receive quarterly notional amount multiplied by .285% and pay Deutsche Bank upon default event of ConocoPhillips, par value of the notional amount of ConocoPhillips 4.75% 10/15/12	Sept. 2011	14,600	(20)
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	8,265	11
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	6,095	8
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	$ 4,600	$ 21
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Corp., par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	10,265	49
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon default event of TXU Corp., par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	10,000	116
Receive semi-annually notional amount multiplied by .42% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2007	12,400	15
Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	5,455	23
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	2,745	13
Receive semi-annually notional amount multiplied by .88% and pay Credit Suisse First Boston upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	June 2011	7,000	111
Receive semi-annually notional amount multiplied by .88% and pay UBS upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	June 2011	10,150	159
TOTAL CREDIT DEFAULT SWAPS		186,307	786
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Oct. 2006	$ 35,840	$ 14
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Citibank	Sept. 2006	56,500	25
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Citibank	Nov. 2006	43,200	21
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Jan. 2007	40,000	17
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 20 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Jan. 2007	$ 18,100	$ 4
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Nov. 2006	57,300	27
TOTAL TOTAL RETURN SWAPS		250,940	108
		$ 437,247	$ 894
Legend
(a) Includes investment made with cash collateral received from securities on loan.

(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,224,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspetuck Trust 5.7869% 10/16/06	12/14/05	$ 13,080
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 11,279
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $683,852,000 or 11.1% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,524,000.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Ultra-Short Central Fund	$ 4,907

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 360,171	$ -	$ -	$ 360,135	4.7%
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $6,723,170,000. Net unrealized depreciation aggregated $49,918,000, of which $8,564,000 related to appreciated investment securities and $58,482,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Government Income
Fund

July 31, 2006

1.804881.102

SPG-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 65.1%
	Principal Amount	Value
U.S. Government Agency Obligations - 28.1%
Fannie Mae:
3.25% 1/15/08	$ 6,965,000	$ 6,765,892
3.25% 2/15/09	22,410,000	21,368,338
4% 9/2/08	1,350,000	1,314,257
4.5% 10/15/08	3,353,000	3,303,651
4.625% 1/15/08	2,356,000	2,333,111
4.625% 10/15/13	520,000	498,313
4.75% 12/15/10	18,920,000	18,536,416
6.25% 2/1/11	5,870,000	6,058,709
6.375% 6/15/09	16,490,000	16,992,879
Federal Home Loan Bank:
4.5% 10/14/08	3,650,000	3,594,108
5.375% 8/19/11	1,380,000	1,387,331
5.8% 9/2/08	8,855,000	8,929,355
Freddie Mac:
4% 8/17/07	2,977,000	2,935,641
4.25% 7/15/09	12,100,000	11,784,759
5.25% 7/18/11	3,000,000	2,995,674
5.75% 1/15/12	463,000	472,983
5.75% 6/27/16	2,500,000	2,528,413
5.875% 3/21/11	14,005,000	14,241,334
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	10,000,000	10,021,340
6.6% 2/15/08	14,897,128	15,005,102
6.8% 2/15/12	7,000,000	7,378,546
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	1,903,845	1,957,390
6.99% 5/21/16	4,090,800	4,358,379
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (c)	4,230,000	4,288,966
5.685% 5/15/12	3,375,000	3,434,758
7.17% 5/15/07	4,400,000	4,457,468
4.974% 8/15/13	3,150,000	3,093,565
Small Business Administration guaranteed development participation certificates:
Series 2002-20K Class 1, 5.08% 11/1/22	8,024,323	7,829,191
Series 2003 P10B, 5.136% 8/10/13	3,795,372	3,713,064
Series 2004-20H Class 1, 5.17% 8/1/24	719,797	702,469
Tennessee Valley Authority 5.375% 4/1/56	661,000	637,168
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	$ 4,100,000	$ 4,100,000
5.96% 8/1/09	6,650,000	6,684,254
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	42,292	42,715
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		203,745,539
U.S. Treasury Inflation Protected Obligations - 12.3%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	37,405,900	35,415,800
2.375% 4/15/11	54,063,180	54,075,370
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		89,491,170
U.S. Treasury Obligations - 24.7%
U.S. Treasury Bonds 6.125% 8/15/29	37,015,000	41,824,063
U.S. Treasury Notes:
3.125% 9/15/08	2,500,000	2,408,693
3.75% 5/15/08	2,718,000	2,660,667
4.25% 11/15/14 (b)	83,685,000	79,660,922
4.375% 12/15/10	7,230,000	7,079,471
4.5% 2/15/09	7,584,000	7,502,533
4.5% 11/15/15 (b)	28,300,000	27,296,227
4.75% 5/15/14	10,759,000	10,616,110
TOTAL U.S. TREASURY OBLIGATIONS		179,048,686
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $480,320,328)		472,285,395
U.S. Government Agency - Mortgage Securities - 19.7%

Fannie Mae - 16.5%
3.732% 1/1/35 (f)	178,424	174,481
3.735% 10/1/33 (f)	108,010	105,275
3.746% 12/1/34 (f)	127,044	124,255
3.75% 1/1/34 (f)	110,759	107,820
3.757% 10/1/33 (f)	108,994	106,385
3.77% 12/1/34 (f)	26,133	25,591
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.791% 6/1/34 (f)	$ 506,683	$ 491,498
3.81% 6/1/33 (f)	89,887	88,182
3.837% 4/1/33 (f)	328,055	322,058
3.84% 1/1/35 (f)	326,291	319,367
3.843% 1/1/35 (f)	108,511	106,096
3.851% 10/1/33 (f)	2,670,778	2,615,600
3.866% 1/1/35 (f)	203,095	199,437
3.879% 6/1/33 (f)	473,915	465,375
3.897% 10/1/34 (f)	128,600	126,698
3.923% 5/1/34 (f)	31,953	32,154
3.926% 12/1/34 (f)	109,047	107,201
3.94% 11/1/34 (f)	226,480	223,778
3.951% 1/1/35 (f)	141,795	139,730
3.952% 12/1/34 (f)	112,434	110,921
3.952% 12/1/34 (f)	726,785	716,370
3.957% 5/1/33 (f)	38,257	37,596
3.987% 12/1/34 (f)	130,860	128,645
3.997% 12/1/34 (f)	66,038	65,103
3.997% 1/1/35 (f)	82,026	80,898
4% 6/1/18	981,861	918,001
4.004% 2/1/35 (f)	107,863	106,316
4.015% 12/1/34 (f)	190,675	188,341
4.022% 1/1/35 (f)	205,693	202,851
4.037% 1/1/35 (f)	88,992	87,842
4.037% 1/1/35 (f)	56,539	55,733
4.039% 2/1/35 (f)	99,350	97,945
4.049% 10/1/18 (f)	93,316	91,562
4.065% 1/1/35 (f)	184,704	181,966
4.077% 2/1/35 (f)	183,610	181,166
4.082% 4/1/33 (f)	36,023	35,577
4.084% 2/1/35 (f)	70,376	69,407
4.089% 2/1/35 (f)	64,900	64,039
4.092% 11/1/34 (f)	154,647	153,128
4.1% 2/1/35 (f)	338,468	334,241
4.106% 1/1/35 (f)	205,576	202,823
4.114% 1/1/35 (f)	211,008	208,233
4.116% 2/1/35 (f)	235,230	232,172
4.129% 1/1/35 (f)	347,880	343,493
4.144% 1/1/35 (f)	294,692	291,666
4.149% 2/1/35 (f)	179,265	177,004
4.161% 1/1/35 (f)	363,465	361,193
4.172% 1/1/35 (f)	231,861	225,438
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.177% 1/1/35 (f)	$ 172,844	$ 170,723
4.179% 10/1/34 (f)	286,829	284,577
4.179% 11/1/34 (f)	43,584	42,990
4.202% 1/1/35 (f)	98,648	97,471
4.249% 1/1/34 (f)	286,803	281,614
4.25% 2/1/35 (f)	119,539	116,225
4.25% 2/1/35 (f)	60,175	59,528
4.274% 8/1/33 (f)	223,706	220,912
4.275% 3/1/35 (f)	109,513	108,116
4.283% 7/1/34 (f)	87,765	87,420
4.289% 12/1/34 (f)	64,900	63,972
4.3% 10/1/34 (f)	13,694	13,567
4.306% 5/1/35 (f)	149,288	147,594
4.307% 3/1/33 (f)	133,651	132,149
4.307% 10/1/33 (f)	47,587	46,864
4.314% 3/1/33 (f)	66,274	64,430
4.323% 6/1/33 (f)	61,166	60,476
4.333% 9/1/34 (f)	128,471	128,123
4.348% 9/1/34 (f)	348,657	348,018
4.355% 1/1/35 (f)	121,796	118,619
4.362% 2/1/34 (f)	259,414	255,167
4.366% 4/1/35 (f)	70,236	69,389
4.392% 11/1/34 (f)	1,525,676	1,516,248
4.396% 10/1/34 (f)	601,126	588,761
4.396% 2/1/35 (f)	173,345	168,859
4.396% 5/1/35 (f)	334,600	330,973
4.429% 10/1/34 (f)	538,913	536,100
4.431% 1/1/35 (f)	141,112	139,722
4.44% 3/1/35 (f)	163,650	159,539
4.459% 8/1/34 (f)	337,821	332,382
4.473% 5/1/35 (f)	73,328	72,516
4.486% 1/1/35 (f)	153,529	152,257
4.498% 8/1/34 (f)	234,148	234,689
4.5% 11/1/20 to 2/1/21	16,757,895	15,997,757
4.513% 10/1/35 (f)	90,948	89,781
4.525% 2/1/35 (f)	1,618,361	1,595,995
4.529% 7/1/34 (f)	149,149	148,250
4.536% 2/1/35 (f)	716,081	710,066
4.545% 2/1/35 (f)	115,333	114,299
4.545% 7/1/35 (f)	412,812	408,271
4.547% 2/1/35 (f)	69,849	69,279
4.553% 1/1/35 (f)	223,468	221,694
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.555% 9/1/34 (f)	$ 402,807	$ 402,300
4.573% 9/1/34 (f)	2,790,481	2,742,987
4.575% 7/1/35 (f)	394,209	390,011
4.586% 2/1/35 (f)	468,343	458,320
4.593% 8/1/34 (f)	133,588	133,083
4.61% 7/1/34 (f)	3,810,448	3,786,214
4.643% 1/1/33 (f)	70,704	70,204
4.658% 3/1/35 (f)	51,091	50,705
4.684% 9/1/34 (f)	47,118	47,402
4.708% 10/1/32 (f)	24,827	24,737
4.726% 7/1/34 (f)	322,817	318,556
4.73% 2/1/33 (f)	20,633	20,511
4.732% 10/1/32 (f)	31,928	32,271
4.733% 10/1/34 (f)	393,412	387,936
4.746% 1/1/35 (f)	13,324	13,240
4.791% 12/1/34 (f)	112,147	110,269
4.797% 12/1/32 (f)	159,328	158,740
4.811% 8/1/34 (f)	115,863	115,531
4.811% 6/1/35 (f)	454,243	450,932
4.815% 5/1/33 (f)	10,553	10,502
4.817% 2/1/33 (f)	148,511	147,727
4.82% 11/1/34 (f)	311,626	306,868
4.861% 10/1/35 (f)	266,132	262,332
4.876% 10/1/34 (f)	1,180,974	1,167,004
4.988% 11/1/32 (f)	83,813	83,977
4.989% 12/1/32 (f)	11,219	11,217
5% 7/1/35 to 8/1/35	12,423,358	11,757,963
5.016% 2/1/35 (f)	44,511	44,339
5.023% 7/1/34 (f)	60,326	59,866
5.063% 11/1/34 (f)	25,481	25,593
5.082% 9/1/34 (f)	946,255	939,650
5.094% 9/1/34 (f)	94,373	93,748
5.097% 5/1/35 (f)	738,474	736,369
5.184% 8/1/33 (f)	156,545	156,095
5.202% 6/1/35 (f)	519,894	519,145
5.24% 3/1/35 (f)	70,932	70,425
5.294% 7/1/35 (f)	64,380	64,332
5.349% 12/1/34 (f)	158,414	158,080
5.5% 9/1/13 to 11/1/35 (e)	38,303,279	37,512,812
5.5% 8/1/36 (d)	1,054,257	1,023,778
5.506% 2/1/36 (f)	1,783,619	1,779,410
5.636% 1/1/36 (f)	494,752	494,747
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.927% 1/1/36 (f)	$ 356,453	$ 357,365
6% 9/1/17 to 9/1/32	8,662,474	8,699,672
6.5% 1/1/24 to 3/1/35	3,090,665	3,137,398
7% 4/1/23 to 5/1/30	1,414,900	1,459,211
7.5% 2/1/28 to 7/1/28	8,918	9,278
8.5% 7/1/31	140,605	149,290
9.5% 11/15/09	89,946	94,129
11% 8/1/10	21,031	22,360
11.25% 5/1/14	10,103	11,202
11.5% 6/15/19	61,851	69,165
12.5% 3/1/16	4,464	5,031
		119,490,062
Freddie Mac - 2.3%
4.042% 12/1/34 (f)	127,102	124,930
4.086% 12/1/34 (f)	175,357	172,513
4.133% 1/1/35 (f)	513,385	505,243
4.26% 3/1/35 (f)	150,949	148,680
4.288% 5/1/35 (f)	268,961	265,228
4.3% 12/1/34 (f)	154,667	150,075
4.33% 2/1/35 (f)	317,082	312,526
4.441% 2/1/34 (f)	159,088	156,104
4.445% 3/1/35 (f)	173,553	168,820
4.457% 6/1/35 (f)	229,821	226,470
4.461% 3/1/35 (f)	182,414	177,402
4.545% 2/1/35 (f)	256,786	250,181
4.783% 10/1/32 (f)	23,710	23,767
4.86% 3/1/33 (f)	59,849	59,417
5% 8/1/35 to 9/1/35	2,563,323	2,424,237
5.004% 4/1/35 (f)	821,473	816,051
5.133% 4/1/35 (f)	682,280	673,328
5.321% 6/1/35 (f)	465,876	461,902
5.5% 11/1/20	4,566,486	4,515,387
5.512% 8/1/33 (f)	72,539	72,515
5.566% 1/1/36 (f)	869,381	865,156
5.639% 4/1/32 (f)	27,168	27,526
6% 2/1/29 to 5/1/33	2,214,673	2,213,101
7.5% 5/1/15 to 7/1/16	743,574	766,082
8.5% 7/1/22 to 9/1/29	222,101	238,079
9% 8/1/08 to 4/1/20	69,962	74,377
9.5% 6/1/09 to 8/1/21	435,238	465,299
10% 7/1/09 to 8/1/21	57,610	61,395
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
12% 8/1/13 to 3/1/15	$ 3,567	$ 4,001
12.25% 4/1/11 to 9/1/13	8,911	9,273
12.5% 2/1/14 to 6/1/19	40,764	45,298
13% 8/1/10 to 6/1/15	16,935	18,950
		16,493,313
Government National Mortgage Association - 0.9%
6.5% 4/15/29 to 6/20/32	195,755	200,119
6.5% 8/1/36 (d)	6,020,000	6,130,046
7.5% 4/15/07 to 6/15/07	55,512	55,649
8% 12/15/23	348,074	365,679
10.5% 4/15/14 to 1/15/18	81,375	91,315
13.5% 7/15/11	4,938	5,536
		6,848,344
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $145,933,682)		142,831,719
Asset-Backed Securities - 0.8%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.535% 9/25/35 (f) (Cost $6,265,000)	6,265,000	6,279,411
Collateralized Mortgage Obligations - 12.9%

U.S. Government Agency - 12.9%
Fannie Mae planned amortization class:
Series 1991-170 Class E, 8% 12/25/06	20,760	20,753
Series 1993-240 Class PD, 6.25% 12/25/13	9,157,289	9,267,837
Series 1994-27 Class PJ, 6.5% 6/25/23	628,038	628,334
Series 1996-28 Class PK, 6.5% 7/25/25	684,300	704,197
Series 2003-24 CLass PB, 4.5% 12/25/12	1,644,238	1,628,136
Series 2003-28 Class KG, 5.5% 4/25/23	715,000	688,487
Series 2006-45 Class OP, 6/25/36 (g)	757,997	564,260
Series 2006-62 Class KP, 4/25/36 (g)	1,469,165	1,023,256
Fannie Mae Grantor Trust planned amortization class Series 2005-84 Class MB, 5.75% 10/25/35	2,070,000	2,072,084
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2002-60 Class FV, 6.385% 4/25/32 (f)	292,966	302,866
Series 2002-68 Class FH, 5.8688% 10/18/32 (f)	1,166,239	1,183,406
Series 2002-75 Class FA, 6.385% 11/25/32 (f)	600,139	620,710
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
floater:
Series 2003-122 Class FL, 5.735% 7/25/29 (f)	$ 494,563	$ 497,398
Series 2003-131 Class FM, 5.785% 12/25/29 (f)	346,390	347,561
Series 2003-15 Class WF, 5.735% 8/25/17 (f)	609,181	611,763
Series 2004-33 Class FW, 5.785% 8/25/25 (f)	851,147	854,170
planned amortization class:
Series 2001-30 Class PL, 7% 2/25/31	405,416	404,904
Series 2002-25 Class PD, 6.5% 3/25/31	4,645,663	4,679,717
Series 2003-91 Class HA, 4.5% 11/25/16	1,466,306	1,430,299
Series 2006-12 Class BO, 10/25/35 (g)	3,666,105	2,696,197
Series 2006-37 Class OW, 5/25/36 (g)	755,000	542,512
sequential pay:
Series 2002-79 Class Z, 5.5% 11/25/22	3,587,166	3,450,387
Series 2004-3 Class BA, 4% 7/25/17	100,464	96,060
Series 2004-86 Class KC, 4.5% 5/25/19	401,601	385,055
Series 2004-91 Class AH, 4.5% 5/25/29	809,709	782,181
Series 2005-41 Class WY, 5.5% 5/25/25	2,592,000	2,475,826
Series 2002-50 Class LE, 7% 12/25/29	71,459	71,673
Freddie Mac:
floater:
Series 2344 Class FP, 6.3188% 8/15/31 (f)	572,482	585,063
Series 3028 Class FM, 5.6188% 9/15/35 (f)	2,864,575	2,858,997
planned amortization class:
Series 3140 Class XO, 3/15/36 (g)	1,020,934	738,693
Series 3145 Class GO, 4/15/36 (g)	1,321,423	928,719
Series 3149 Class OD, 5/15/36 (g)	3,645,000	2,499,673
Series 3151 Class PO, 5/15/36 (g)	1,367,437	947,591
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	433,715	435,621
Series 2516 Class AH, 5% 1/15/16	454,691	450,363
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 6.3488% 1/15/32 (f)	1,111,964	1,142,006
Class PF, 6.3488% 12/15/31 (f)	1,085,000	1,116,674
Series 2410 Class PF, 6.3488% 2/15/32 (f)	2,236,945	2,305,121
Series 2412 Class GF, 6.3188% 2/15/32 (f)	476,423	490,412
Series 2861:
Class GF, 5.6688% 1/15/21 (f)	473,122	473,421
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
floater:
Series 2861:
Class JF, 5.6688% 4/15/17 (f)	$ 778,618	$ 779,865
Series 2994 Class FB, 5.5188% 6/15/20 (f)	687,458	685,635
planned amortization class:
Series 1141 Class G, 9% 9/15/21	400,117	399,194
Series 1727 Class H, 6.5% 8/15/23	844,147	844,186
Series 2006-15 Class OP, 3/25/36 (g)	919,254	643,632
Series 2640 Class GE, 4.5% 7/15/18	3,650,000	3,414,378
Series 2690 Class TB, 4.5% 12/15/17	632,876	630,200
Series 2755 Class LC, 4% 6/15/27	1,395,000	1,328,771
Series 2763 Class PD, 4.5% 12/15/17	1,990,000	1,888,445
Series 2780 Class OC, 4.5% 3/15/17	960,000	928,068
Series 2802 Class OB, 6% 5/15/34	1,335,000	1,333,811
Series 2828 Class JA, 4.5% 1/15/10	843,175	838,539
Series 2831 Class PB, 5% 7/15/19	985,000	945,109
Series 2885 Class PC, 4.5% 3/15/18	1,260,000	1,213,210
Series 3077 Class TO, 4/15/35 (g)	2,028,798	1,426,813
Series 3100 Class PO, 1/15/36 (g)	829,007	608,608
Series 3102 Class OH, 1/15/36 (g)	890,000	646,502
Series 3110 Class OP, 9/15/35 (g)	1,804,438	1,290,256
Series 3121 Class KO, 3/15/36 (g)	811,695	593,030
Series 3122 Class OP, 3/15/36 (g)	1,580,000	1,136,924
Series 3123 Class LO, 3/15/36 (g)	1,444,167	1,005,862
sequential pay:
Series 2448 Class VH, 6.5% 5/15/18	1,269,393	1,268,818
Series 2608 Class FJ, 5.7688% 3/15/17 (f)	1,503,291	1,513,160
Series 2638 Class FA, 5.7688% 11/15/16 (f)	1,399,636	1,405,038
Series 2644 Class EF, 5.7188% 2/15/18 (f)	1,589,434	1,597,833
Series 2866 Class N, 4.5% 12/15/18	1,220,000	1,186,828
Series 2998 Class LY, 5.5% 7/15/25	291,000	278,600
Series 3007 Class EW, 5.5% 7/15/25	1,120,000	1,065,135
Series 3013 Class VJ, 5% 1/15/14	2,232,984	2,194,796
Series 2769 Class BU, 5% 3/15/34	994,750	888,131
Series 3119 Class PO, 2/15/36 (g)	2,158,452	1,502,698
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
target amortization class Series 2156 Class TC, 6.25% 5/15/29	$ 2,502,323	$ 2,527,438
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2005-58 Class NJ, 4.5% 8/20/35	2,720,000	2,632,471
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $94,973,632)		93,644,367
Cash Equivalents - 16.2%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at:
5.3%, dated 7/31/06 due 8/1/06 (h)	$ 10,879,601	10,878,000
5.3%, dated 7/31/06 due 8/1/06 (a)(h)	106,487,675	106,472,000
TOTAL CASH EQUIVALENTS (Cost $117,350,000)		117,350,000
TOTAL INVESTMENT PORTFOLIO - 114.7% (Cost $844,842,642)		832,390,892
NET OTHER ASSETS - (14.7)%		(106,698,787)
NET ASSETS - 100%		$ 725,692,105
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.234% with Lehman Brothers, Inc.	March 2036	$ 7,000,000	328,860
Receive semi-annually a fixed rate equal to 5.132% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	March 2009	40,000,000	264,400
		$ 47,000,000	$ 593,260
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,288,966 or 0.6% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$10,878,000 due 8/1/06 at 5.3%
Banc of America Securities LLC.	$ 3,819,962
Bank of America, National Association	514,808
Barclays Capital Inc.	2,921,189
BNP Paribas Securities Corp.	735,440
Citigroup Global Markets Inc..	55,158
Countrywide Securities Corporation	257,404
Credit Suisse First Boston LLC	551,580
Goldman Sachs & Co.	183,860
UBS Securities LLC	1,838,599
$ 10,878,000
$106,472,000 due 8/1/06 at 5.3%
Banc of America Securities LLC.	$ 106,472,000
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $844,175,405. Net unrealized depreciation aggregated $11,784,513, of which $2,393,712 related to appreciated investment securities and $14,178,225 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during a Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 27, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 27, 2006